Annual Report - Financial Statements
T. ROWE PRICE
EXTENDED EQUITY MARKET INDEX FUND
DECEMBER 31, 2002

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FINANCIAL HIGHLIGHTS
                                  For a share outstanding throughout each period

                                    Year                                 1/30/98
                                   Ended                                 Through
                                12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
NET ASSET VALUE
Beginning of period              $  9.77   $ 11.12   $ 14.05   $ 11.02  $ 10.00

Investment activities
Net investment income (loss)        0.06      0.10      0.09      0.10     0.08
  Net realized and
  unrealized gain loss)           (1.83)    (1.17)    (2.26)      3.56     1.13
  Total from investment
   activities                     (1.77)    (1.07)    (2.17)      3.66     1.21
Distributions
  Net investment income           (0.06)    (0.10)    (0.09)    (0.10)    (0.08)
  Net realized gain                    -    (0.18)    (0.67)    (0.53)    (0.11)

  Total distributions             (0.06)    (0.28)    (0.76)    (0.63)    (0.19)

NET ASSET VALUE
End of period                    $  7.94   $  9.77   $ 11.12   $ 14.05   $ 11.02

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN^                   (18.12)%   (9.55)%  (15.58)%    33.72%    12.29%
  Ratio of total expenses to
  average net assets               0.40%     0.40%     0.40%     0.40%     0.40%

  Ratio of net investment
  income (loss) to average
  net assets                       0.74%     0.96%     0.78%     1.04%     1.15%

  Portfolio turnover rate          21.0%     31.3%     30.5%     23.4%     26.3%

  Net assets, end of period
  (in thousands)                $ 66,658  $ 77,331  $ 86,322  $ 54,219  $ 20,743

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+    Annualized

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
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                                                               December 31, 2002

PORTFOLIO OF INVESTMENTS                         Shares/Par                Value
                                                                    In thousands
COMMON STOCKS  96.4%

CONSUMER DISCRETIONARY  18.3%
AUTO COMPONENTS  0.7%
Lear *                                                2,000             $     67
Gentex *                                              2,100                   66
Superior Industries International                     1,000                   41
Arvinmeritor                                          2,125                   35
American Axle & Manufacturing Holdings *              1,400                   33
Borg-Warner                                             600                   30
Bandag Inc.                                             600                   23
Federal Signal                                        1,000                   19
Aftermarket Technology *                              1,100                   16
Modine Manufacturing                                    900                   16
Keystone Automotive *                                   900                   14
Tower Automotive *                                    2,600                   12
Collins & Aikman **                                   2,500                   11
Sauer-Danfoss                                         1,200                   10
Sports Resorts International **                       1,500                    9
Finishmaster *                                          700                    8
Dura Automotive Systems *                               800                    8
Rockford Corporation *                                1,100                    6
Noble International *                                   800                    6
Strattec Security *                                     100                    5
Amcast Industrial *                                   2,200                    4
IMPCO Technologies **                                   700                    3
Standard Motor Products, Class A *                      200                    3
QUANTUM Fuel Systems Technologies Worldwide **          700                    2
                                                                             447

AUTOMOBILES  0.1%
Thor Industries *                                       800                   28
Winnebago *                                             600                   23
Monaco Coach *                                          900                   15
Coachmen Industries                                     700                   11
National RV Holdings **                               1,200                    7
                                                                              84
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                                                 Shares/Par                Value
                                                                    In thousands
DISTRIBUTORS  0.1%
Handleman *                                           1,300            $      15
Advanced Marketing Services                             900                   13
WESCO International *                                 2,300                   13
                                                                              41

HOTELS, RESTAURANTS & Leisure  2.8%
MGM Grand *                                           4,496                  148
Royal Caribbean Cruises                               5,910                   99
Brinker *                                             3,050                   98
Outback Steakhouse                                    2,200                   76
Park Place Entertainment *                            8,800                   74
Mandalay Resort Group *                               2,200                   67
International Speedway, Class A                       1,800                   67
Cracker Barrel                                        2,000                   60
GTECH *                                               2,100                   59
Krispy Kreme **                                       1,700                   57
The Cheesecake Factory *                              1,350                   49
Extended Stay America *                               3,000                   44
Cedar Fair L. P. *                                    1,800                   42
Choice Hotels International *                         1,600                   36
PF Chang's China Bistro **                            1,000                   36
Speedway Motorsports                                  1,400                   36
Panera Bread, Class A **                              1,000                   35
Ruby Tuesday                                          2,000                   35
Station Casinos **                                    1,850                   33
Applebee's                                            1,350                   31
Boyd Gaming **                                        2,100                   30
Bob Evans Farms                                       1,200                   28
Alliance Gaming *                                     1,600                   27
CEC Entertainment *                                     800                   25
Sonic *                                               1,175                   24
Jack In The Box *                                     1,300                   22
Penn National Gaming *                                1,400                   22
IHOP *                                                  900                   22
Papa John's International **                            700                   20
Rare Hospitality International *                        700                   19
Shuffle Master **                                     1,000                   19
Churchill Downs *                                       500                   19
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                                                 Shares/Par                Value
                                                                    In thousands

Aztar *                                               1,300            $      19
Gaylord Entertainment *                                 900                   19
Isle of Capri Casinos *                               1,400                   19
Marcus                                                1,300                   18
Triarc Companies, Class A *                             700                   18
California Pizza Kitchen *                              700                   18
Argosy Gaming *                                         900                   17
AFC Enterprises *                                       800                   17
Frisch's Restaurants                                    800                   17
Multimedia Games **                                     600                   16
Prime Hospitality *                                   2,000                   16
Six Flags *                                           2,800                   16
Lone Star Steakhouse & Saloon                           800                   15
Garden Fresh Restaurant *                             1,500                   15
Vail Resorts **                                         900                   14
Ryan's Family Steak Houses *                          1,200                   14
WMS Industries **                                       900                   14
Ameristar Casinos **                                    900                   13
Hollywood Casino, Class A *                             900                   11
BUCA **                                               1,300                   11
Boca Resorts, Class A *                               1,000                   11
Dave & Buster *                                       1,200                   10
O' Charley's *                                          500                   10
Scientific Games, Class A *                           1,400                   10
Pinnacle Entertainment *                              1,400                   10
Steak `N Shake *                                        800                    8
Schlotzsky's *                                        2,100                    7
Landry's Seafood Restaurant                             300                    6
Bally Total Fitness Holdings **                         800                    6
CKE Restaurants *                                     1,250                    5
MTR Gaming Group *                                      600                    5
Dover Downs Gaming & Entertainment                      490                    4
Dover Motorsports                                       700                    3
Famous Dave's of America *                            1,000                    3
                                                                           1,874

HOUSEHOLD DURABLES  1.7%
Mohawk Industries *                                   2,054                  117
Lennar                                                1,884                   97
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                                                 Shares/Par                Value
                                                                    In thousands

D. R. Horton                                          4,542            $      79
NVR *                                                   230                   75
Harman International                                  1,000                   59
Clayton Homes **                                      4,550                   55
La-Z Boy                                              2,200                   53
Blyth Industries                                      1,600                   43
Ethan Allen Interiors                                 1,200                   41
Toll Brothers *                                       2,000                   40
Furniture Brands International *                      1,600                   38
MDC Holdings *                                          880                   34
Yankee Candle Company *                               1,800                   29
Russ Berrie                                             800                   27
Ryland Group                                            800                   27
Toro                                                    400                   26
Standard Pacific                                        900                   22
Meritage **                                             600                   20
Rayovac *                                             1,400                   19
Kimball International, Class B                        1,300                   19
Beazer Homes **                                         300                   18
Mathews International, Class A                          800                   18
Fleetwood **                                          2,000                   16
Flexsteel Industries                                    900                   15
Palm Harbor Homes **                                    800                   14
Technical Olympic USA *                                 900                   13
Hovnanian Enterprises, Class A *                        420                   13
Libbey                                                  500                   13
Enesco Group *                                        1,800                   13
WCI Communities **                                    1,200                   12
Skyline                                                 400                   12
Helen of Troy Limited **                              1,000                   12
Knape & Vogt Manufacturing                              900                   10
Stanley Furniture *                                     400                    9
Department 56 *                                         700                    9
Universal Electronics *                                 700                    7
Champion Enterprises **                               2,300                    7
Applica *                                             1,300                    6

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                                                 Shares/Par                Value
                                                                    In thousands

A. T. Cross, Class A *                                1,100            $       6
Oneida                                                  500                    5
Bush Industries, Class A                                900                    4
Foamex International *                                  900                    3
                                                                           1,155

INTERNET & CATALOG RETAIL  1.0%
USA Interactive *                                    11,640                  267
Amazon.com **                                        11,600                  219
Ticketmaster Online-CitySearch, Class B *             3,400                   72
Alloy Online **                                       1,900                   21
ValueVision International, Class A *                  1,300                   19
Netflix **                                            1,200                   13
Priceline.com **                                      7,400                   12
Insight Enterprises *                                 1,400                   12
J. Jill Group *                                         750                   10
GSI Commerce **                                       2,100                    8
Coldwater Creek **                                      300                    6
1-800-Flowers.com, Class A *                            900                    6
Hollywood Media **                                    1,300                    1
Delias, Class A *                                     1,700                    1
                                                                             667

LEISURE EQUIPMENT & Products  0.3%
Polaris Industries                                      700                   41
Callaway Golf                                         2,400                   32
Oakley **                                             2,500                   26
SCP Pool **                                             650                   19
The Boyds Collection *                                2,700                   18
Nautilus Group **                                       937                   12
JAKKS Pacific **                                        900                   12
Leapfrog Enterprises **                                 400                   10
Steinway Musical Instruments *                          600                   10
Racing Champions Corporation *                          700                   10
Action Performance Cos *                                500                    9
Arctic Cat                                              500                    8
MarineMax **                                            600                    7
Johnson Outside, Class A *                              700                    7

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                                                 Shares/Par                Value
                                                                    In thousands

MEDIA  6.6%
Liberty Media, Class A *                             72,425            $     647
Cox Communications, Class A *                        18,045                  512
General Motors Corp. *                               29,177                  312
Fox Entertainment Group, Class A *                   10,700                  277
Washington Post, Class B                                290                  214
Scripps, Class A                                      2,350                  181
Echostar Communications *                             7,300                  163
Westwood One *                                        3,500                  131
Cablevision Systems, Class A **                       6,660                  112
Metro Goldwyn Mayer *                                 7,400                   96
Lamar Advertising, Class A *                          2,600                   88
Pixar **                                              1,500                   80
McClatchy, Class A                                    1,400                   79
Entercom Communications *                             1,600                   75
Belo Corporation                                      3,300                   70
Hearst-Argyle Television *                            2,891                   70
PanAmSat **                                           4,700                   69
Hispanic Broadcasting *                               3,300                   68
Harte-Hanks                                           2,850                   53
John Wiley & Sons, Class A                            2,100                   50
Getty Images *                                        1,600                   49
Lee Enterprises                                       1,400                   47
Radio One, Class A **                                 3,200                   47
Interactive Data *                                    3,300                   45
Reader's Digest, Class A                              3,000                   45
Scholastic *                                          1,200                   43
Gemstar TV Guide *                                   12,000                   39
Media General, Class A                                  600                   36
Catalina Marketing *                                  1,850                   34
Cox Radio, Class A *                                  1,500                   34
Hollinger International, Class A                      3,300                   34
Regal Entertainment Group, Class A                    1,500                   32
Emmis Broadcasting, Class A *                         1,400                   29
Mediacom Communications, Class A *                    3,300                   29
Cumulus Media, Class A *                              1,700                   25
Grey Advertising                                         40                   24
Insight Communications, Class A **                    1,900                   24
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                                                                    In thousands

Liberty                                                 600            $      23
Journal Register *                                    1,300                   23
Macrovision *                                         1,300                   21
Salem Communications, Class A *                         800                   20
Entravision Communications *                          2,000                   20
LIN TV, Class A *                                       800                   19
Sinclair Broadcast Group, Class A *                   1,600                   19
Pulitzer                                                400                   18
R.H. Donnelley *                                        600                   18
Value Line                                              400                   17
Cadmus Communications                                 1,500                   17
Fisher Companies                                        300                   16
Spanish Broadcasting, Class A *                       1,900                   14
ADVO *                                                  400                   13
Primedia *                                            5,836                   12
Charter Communications, Class A **                    9,800                   12
Information Holdings *                                  700                   11
Equity Marketing *                                      800                   11
Regent Communications *                               1,800                   11
Young Broadcasting, Class A *                           800                   11
Saga Communications, Class A *                          550                   10
TiVo **                                               1,900                   10
Daily Journal **                                        400                   10
Playboy Enterprises, Class B **                         900                    9
Unitedglobalcom, Class A *                            3,700                    9
AMC Entertainment *                                   1,000                    9
Harris Interactive *                                  3,000                    9
APAC TeleServices *                                   3,700                    9
Beasley Broadcast Group, Class A *                      600                    7
Acme Communications *                                   900                    7
Crown Media, Class A **                               2,700                    6
Source Information Management **                      1,400                    6
XM Satellite Radio Holdings, Class A **               2,000                    5
LodgeNet Entertainment *                                500                    5
4Kids Entertainment **                                  200                    4
Paxson Communications **                              2,100                    4
Sonic Solutions **                                      700                    4
Ascent Media Group *                                  1,820                    2
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                                                 Shares/Par                Value
                                                                    In thousands

Championship Auto Racing Team *                         500            $       2
On Command *                                          2,000                    1
Penton Media **                                       1,700                    1
                                                                           4,418

MULTILINE RETAIL  0.5%
Dollar Tree Stores *                                  3,525                   86
99 Cents Only Stores *                                2,165                   58
Neiman Marcus, Class A *                              1,600                   49
BJ's Wholesale Club *                                 2,200                   40
Saks *                                                3,375                   40
Tuesday Morning *                                     1,200                   20
Shopko Stores **                                      1,600                   20
Fred's, Class A                                         750                   19
Stein Mart *                                          3,100                   19
Bon-Ton Stores *                                      3,500                   14
PriceSmart *                                            200                    5
                                                                             370

SPECIALTY RETAIL  3.6%
Weight Watchers *                                     3,300                  152
Autonation *                                          9,500                  119
CDW Computer Centers *                                2,600                  114
Ross Stores                                           2,500                  106
Williams-Sonoma *                                     3,700                  100
PETsMART *                                            4,100                   70
Abercrombie & Fitch, Class A *                        3,400                   70
Michaels Stores *                                     2,000                   63
CarMax **                                             3,100                   55
Pier 1 Imports                                        2,800                   53
Rent-A-Center *                                       1,000                   50
Foot Locker *                                         4,700                   49
Advanced Auto Parts *                                 1,006                   49
Chico's **                                            2,500                   47
Talbots                                               1,700                   47
Borders Group *                                       2,600                   42
Zale *                                                1,300                   41
Claire's Stores                                       1,800                   40
O'Reilly Automotive *                                 1,500                   38
Barnes & Noble *                                      1,900                   34
Regis                                                 1,300                   34


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                                                 Shares/Par                Value
                                                                    In thousands
American Eagle Outfitters *                           2,300            $      32
Copart *                                              2,650                   31
Payless Shoesource *                                    605                   31
TSC *                                                   800                   30
Linens `n Things *                                    1,300                   29
Hot Topic **                                          1,100                   25
United Rentals *                                      2,300                   25
AnnTaylor Stores *                                    1,200                   24
Pacific Sunwear *                                     1,350                   24
Too *                                                 1,000                   24
Pep Boys                                              2,000                   23
Hollywood Entertainment *                             1,500                   23
Men's Wearhouse *                                     1,300                   22
Hughes Supply                                           800                   22
Burlington Coat Factory                               1,200                   22
Group One Automotive *                                  800                   19
Dress Barn *                                          1,400                   19
Blockbuster, Class A                                  1,400                   17
Genesco **                                              900                   17
Aaron Rents, Class A                                    700                   16
Charming Shoppes *                                    3,700                   15
Guitar Center **                                        900                   15
Rex Stores *                                          1,450                   15
Stage Stores **                                         700                   15
Party City *                                          1,200                   14
The Buckle Inc *                                        800                   14
CSK Auto **                                           1,300                   14
Urban Outfitters **                                     600                   14
Christopher & Banks *                                   675                   14
Sharper Image **                                        800                   14
United Auto Group **                                  1,100                   14
Syms *                                                1,900                   13
Asbury Automotive Group *                             1,600                   13
Movie Gallery *                                       1,000                   13
Cato Corporation, Class A                               600                   13
CompuCom Systems *                                    2,300                   13
Shoe Carnival *                                         900                   13
Lithia Motors, Class A *                                800                   13
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                                                 Shares/Par                Value
                                                                    In thousands

Hancock Fabrics                                         800            $      12
bebe stores *                                           900                   12
OfficeMax *                                           2,400                   12
Sonic Automotive, Class A *                             800                   12
Cost Plus *                                             400                   11
Gymboree *                                              700                   11
Electronics Boutique Holdings **                        700                   11
TBC *                                                   900                   11
Big 5 Sporting Goods *                                1,000                   11
Hibbett Sporting Goods *                                450                   11
Pomeroy Computer Resources *                            900                   11
Haverty Furniture                                       700                   10
Gart Sports Company *                                   500                   10
West Marine *                                           700                   10
Trans World Entertainment **                          2,500                    9
Restoration Hardware **                               1,800                    9
Building Materials Holdings                             600                    9
Whitehall Jewellers *                                   900                    9
The Children's Place **                                 800                    8
Aeropostale **                                          800                    8
Finlay Enterprises *                                    700                    8
The Finish Line, Class A *                              700                    7
Tweeter Home Entertainment Group *                    1,200                    7
Winmark *                                               700                    7
Cole National, Class A *                                600                    7
Charlotte Russe Holding *                               600                    6
PC Connection **                                      1,200                    6
The Sports Authority *                                  800                    6
Wilsons Leather *                                       900                    4
Mothers Work **                                         100                    4
Ultimate Electronics **                                 300                    3
Wet Seal *                                              275                    3
United Retail Group *                                 1,000                    3
Footstar **                                             400                    3
Good Guys **                                          1,400                    3
Rent Way *                                              700                    2
Friedman's, Class A                                     100                    1
                                                                           2,384
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                                                 Shares/Par                Value
                                                                    In thousands

TEXTILES, APPAREL, & LUXURY GOODS  0.9%
Coach *                                               2,700            $      89
Columbia Sportswear *                                 1,050                   47
Timberland, Class A *                                 1,000                   36
Fossil **                                             1,425                   29
Brown Group                                           1,100                   26
Saucony, Class B *                                    2,700                   25
Polo Ralph Lauren, Class A *                          1,100                   24
Wolverine World Wide                                  1,300                   20
Russell                                               1,000                   17
Quiksilver *                                            600                   16
Kellwood                                                600                   16
Superior Uniform Group                                1,200                   15
Wellman                                               1,100                   15
Maxwell Shoe, Class A *                               1,200                   14
Weyco Group                                             400                   14
Tandy Brands *                                        1,400                   13
Unifi *                                               2,400                   13
Haggar                                                1,000                   13
UniFirst                                                600                   12
Phillips-Van Heusen                                   1,000                   11
Movado Group                                            600                   11
Oshkosh B'Gosh, Class A                                 400                   11
Cherokee *                                              700                   10
Kenneth Cole Productions, Class A **                    500                   10
Culp **                                               1,100                    9
Quaker Fabric *                                       1,300                    9
Mossimo **                                            1,500                    8
Cutter & Buck **                                      1,900                    7
Guess? **                                             1,700                    7
K-Swiss, Class A                                        300                    6
Lazare Kaplan International *                         1,100                    6
Tarrant Apparel **                                    1,400                    6
Stride Rite                                             700                    5
Nautica Enterprises *                                   300                    3
Madden Steven *                                         100                    2
                                                                             575
Total Consumer Discretionary                                              12,236

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                                                 Shares/Par                Value
                                                                    In thousands

CONSUMER STAPLES  3.9%
BEVERAGES  0.3%
PepsiAmericas                                         5,500            $      74
Constellation Brands, Class A *                       2,800                   66
Coca-Cola Bottling                                      400                   26
Robert Mondavi, Class A *                               400                   12
National Beverage *                                     500                    8
Chalone Wine Group *                                    400                    3
                                                                             189

FOOD & DRUG RETAILING  0.6%
Whole Foods Market *                                  1,800                   95
Performance Food Group **                             1,500                   51
Rite Aid **                                          13,600                   33
Longs Drug Stores                                     1,200                   25
Weis Markets                                            700                   22
Casey's General Stores                                1,600                   19
Ruddick                                               1,400                   19
Duane Reade **                                        1,100                   19
United Natural Foods *                                  700                   18
Great Atlantic & Pacific Tea Company **               2,000                   16
7-Eleven *                                            2,000                   15
Fresh Brands                                            800                   13
Arden Group *                                           200                   12
Wild Oats Markets *                                   1,100                   11
Marsh Supermarkets, Class B *                           900                   11
Fleming Companies *                                   1,500                   10
Smart & Final *                                       1,200                    6
NuCo2 **                                                700                    6
Penn Traffic **                                       1,100                    4
Pathmark Stores *                                       700                    4
Nash Finch                                              400                    3
                                                                             412

FOOD PRODUCTS  2.4%
Kraft Foods, Class A                                  8,400                  327
Tyson Foods, Class A                                 11,019                  124
McCormick                                             4,800                  111
Dean Foods *                                          2,972                  110
Hormel Foods                                          4,000                   93
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                                                 Shares/Par                Value
                                                                    In thousands
Bunge Limited                                         2,900            $      70
J.M. Smucker Company                                  1,667                   66
Smithfield Foods *                                    3,100                   62
Dole Foods                                            1,600                   52
Tootsie Roll Industries                               1,685                   52
Lancaster Colony                                      1,200                   47
Corn Products International                           1,300                   39
Sensient Technologies Corporation                     1,400                   31
Fresh Del Monte Produce                               1,500                   28
Chiquita Brands *                                     2,100                   28
Delta Pine & Land                                     1,200                   24
Interstate Bakeries                                   1,600                   24
Flowers Foods                                         1,140                   22
Farmer Bros.                                             70                   22
International Multifoods *                              900                   19
Del Monte Foods *                                     2,200                   17
Central Garden & Pet *                                  900                   17
Riviana Foods                                           600                   16
Zapata Corporation **                                   500                   15
Ralcorp Holdings *                                      600                   15
American Italian Pasta, Class A **                      400                   14
Lance                                                 1,100                   13
Peet's Coffee & Tea *                                   900                   13
Seabord                                                  50                   12
Rocky Mountain Chocolate Factory *                    1,468                   12
J&J Snack Foods *                                       300                   11
Pilgrim's Pride *                                     1,300                   11
Alico                                                   400                   11
Hain Celestial Group *                                  700                   11
Maui Land & Pineapple *                                 600                   10
Lifeway Foods *                                       1,100                    8
Horizon Organic **                                      400                    6
Sanderson Farms                                         300                    6
Bridgford Foods                                         500                    6
MGP Ingredients                                         600                    5
Green Mountain Coffee Roasters **                       200                    3
Aurora Foods **                                       2,928                    2
Cadiz **                                              2,500                    1
                                                                           1,586
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                                                 Shares/Par                Value
                                                                    In thousands
HOUSEHOLD PRODUCTS  0.2%
Dial Corp.                                            2,800            $      57
Church & Dwight                                       1,200                   37
Oil-Dri                                               1,200                   10
Katy Industries *                                     1,700                    6
                                                                             110

PERSONAL PRODUCTS  0.3%
Estee Lauder, Class A                                 3,900                  103
NBTY *                                                1,800                   32
Playtex Products *                                    2,100                   21
Elizabeth Arden **                                    1,300                   19
Inter Parfums                                         1,800                   14
Chattem *                                               600                   12
Del Laboratories                                        525                   10
Revlon, Class A **                                    1,300                    4
                                                                             215

TOBACCO  0.1%
Universal Corporation                                 1,100                   41
Schweitzer Mauduit                                      600                   15
Vector Group *                                        1,048                   12
DiMon                                                 1,400                    8
Standard Commercial                                     200                    4
                                                                              80
Total Consumer Staples                                                     2,592

ENERGY  5.1%

ENERGY EQUIPMENT & SERVICES  2.5%
GlobalSantaFe                                         6,859                  167
Weatherford International *                           3,890                  155
ENSCO International                                   4,600                  135
Smith International *                                 3,000                   98
Diamond Offshore Drilling                             3,900                   85
Cooper Cameron *                                      1,600                   80
Patterson-UTI Energy *                                2,500                   75
Tidewater                                             2,200                   68
Pride International *                                 3,900                   58
National Oilwell *                                    2,600                   57
Grant Prideco *                                       4,290                   50

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Varco International *                                 2,811            $      49
Helmerich & Payne                                     1,600                   45
FMC Technologies *                                    2,000                   41
Seacor Smit *                                           800                   36
Key Energy Services *                                 3,900                   35
Cal Dive International *                              1,100                   26
Unit Corp. *                                          1,200                   22
Oil States International *                            1,700                   22
Maverick Tube *                                       1,500                   20
Universal Compression Holdings *                      1,000                   19
Grey Wolf *                                           4,600                   18
Oceaneering International *                             700                   17
Hanover Compressor **                                 1,700                   16
Superior Energy *                                     1,900                   16
Offshore Logistics *                                    700                   15
Petroleum Helicopters *                                 500                   15
Torch Offshore *                                      2,500                   14
Lone Star Technologies *                                910                   14
Carbo Ceramics                                          400                   13
W-H Energy Services *                                   900                   13
Global Industries *                                   3,000                   12
Atwood Oceanics *                                       400                   12
Gulfmark Offshore *                                     800                   12
Matrix Service *                                      1,100                   10
Dril-Quip *                                             600                   10
Gulf Island Fabrication *                               600                   10
ICO *                                                 7,400                   10
Hydril *                                                400                    9
Veritas DGC *                                         1,100                    9
TETRA Technologies *                                    400                    9
Newpark Resources **                                  1,800                    8
NATCO Group, Class A *                                1,200                    8
Horizon Offshore *                                    1,300                    6
Input/Output *                                        1,500                    6
NS Group *                                              900                    6
Parker Drilling *                                     2,400                    5
Trico Marine Services *                               1,500                    5
Dawson Geophysical *                                    800                    5
                                                                           1,646

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands
OIL & GAS  2.6%
Murphy Oil                                            2,760            $     118
Valero Energy                                         3,000                  111
Ocean Energy                                          5,000                  100
XTO Energy                                            3,725                   92
Pioneer Natural Resources *                           3,500                   88
Enterprise Products Partners *                        4,000                   78
Pogo Producing                                        1,800                   67
Noble Energy                                          1,600                   60
Newfield Exploration *                                1,500                   54
Plains All Amer Pipeline *                            2,000                   49
Teppco Partners                                       1,500                   42
Western Gas Resources                                 1,100                   41
Chesapeake Energy                                     5,100                   39
Tom Brown *                                           1,500                   38
Forest Oil *                                          1,300                   36
Buckeye Partners                                        900                   35
Westport Resources *                                  1,530                   32
Premcor **                                            1,400                   31
Houston Exploration *                                   900                   28
St. Mary Land Exploration *                           1,100                   27
Evergreen Resources *                                   600                   27
Williams Energy Partners *                              800                   26
Vintage Petroleum                                     2,300                   24
Patina Oil & Gas                                        750                   24
Cimarex Energy *                                      1,240                   22
Denbury Resources *                                   1,900                   21
Frontier Oil                                          1,200                   21
Stone Energy *                                          600                   20
Cabot Oil & Gas, Class A                                800                   20
BP Prudhoe Bay Royalty Trust *                        1,300                   19
Ultra Petroleum *                                     1,900                   19
Encore Aquisition *                                   1,000                   18
Hugoton Royalty Trust                                 1,400                   18
Spinnaker Exploration *                                 800                   18
Berry Petroleum, Class A                              1,000                   17
Magnum Hunter Resources *                             2,300                   14
Prima Energy *                                          600                   13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Keneb Services *                                        700            $      13
Energy Partners *                                     1,200                   13
3Tec Energy *                                           900                   13
Swift Energy *                                        1,300                   13
Cross Timbers Royalty Trust *                           600                   12
Remington Oil & Gas *                                   700                   11
Range Resources *                                     2,100                   11
General Maritime **                                   1,500                   11
OMI *                                                 2,600                   11
Plains Resources *                                      900                   11
Petroleum Development *                               2,000                   11
EXCO Resources *                                        600                   10
TransMontaigne *                                      2,200                   10
Markwest Hydrocarbon *                                1,700                   10
Carrizo Oil & Gas **                                  1,800                    9
Edge Petroleum *                                      2,400                    9
Plains Exploration & Production *                       900                    9
EnergySouth                                             300                    8
KCS Energy **                                         4,800                    8
Nuevo Energy *                                          700                    8
Greka Energy **                                       1,800                    7
Adams Resources & Energy                              1,100                    6
Tesoro Petroleum *                                    1,200                    5
Castle Energy                                         1,400                    5
Syntroleum *                                          2,900                    5
Callon Petroleum **                                   1,200                    4
Giant Industries *                                    1,200                    4
Beta Oil & Gas *                                      2,700                    2
Meridian Resource *                                   1,700                    1
                                                                           1,757
Total Energy                                                               3,403

FINANCIALS  28.0%
BANKS  9.6%
M & T Bank                                            2,844                  226
UnionBancal                                           4,900                  192
National Commerce Financial                           6,250                  149
Popular                                               4,300                  145

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
                                                                    In thousands

Greenpoint Financial                                  3,100            $     140
Hudson City Bancorp                                   6,300                  117
Compass Bancshares                                    3,650                  114
Banknorth Group                                       4,695                  106
TCF Financial                                         2,400                  105
Sovereign Bancorp                                     7,200                  101
New York Community Bancorp                            3,343                   97
First Virginia Banks                                  2,550                   95
Commerce Bancorp *                                    2,150                   93
Hibernia Corp., Class A                               4,800                   93
Commerce Bancshares                                   2,237                   88
Associated Banc-Corp                                  2,503                   85
Astoria Financial                                     3,100                   84
Valley National Bancorp                               3,171                   84
Capitol Federal Financial *                           2,700                   78
Mercantile Bankshares                                 2,000                   77
Wilmington Trust, Series A                            2,400                   76
City National                                         1,600                   70
Bank of Hawaii                                        2,200                   67
Webster Financial                                     1,856                   65
BOK Financial                                         1,809                   59
FirstMerit                                            2,700                   59
Sky Financial                                         2,832                   56
Roslyn Bancorp                                        2,850                   51
Washington Federal                                    2,023                   50
Fulton Financial                                      2,787                   49
Cullen/Frost Bankers                                  1,500                   49
Staten Island Bancorp                                 2,400                   48
Old National Bancorp                                  1,963                   48
Provident Financial Group *                           1,800                   47
Independence Community Bank                           1,800                   46
BanCorpSouth                                          2,325                   45
Trustmark                                             1,900                   45
Citizens Banking                                      1,800                   45
WestAmerica Banc                                      1,100                   44
Park National                                           445                   44
United Bankshares                                     1,500                   44
First Citizens Bancshares                               450                   44
Community First Bankshares                            1,600                   42

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
                                                                    In thousands

Hudson United Bancorp                                 1,356            $      42
Colonial BancGroup                                    3,300                   39
People's Bank                                         1,500                   38
MAF Bancorp                                           1,100                   37
F.N.B.                                                1,349                   37
International Bancshares                                931                   37
South Financial Group *                               1,754                   36
Downey Financial                                        900                   35
Commercial Federal                                    1,500                   35
Waypoint Financial                                    1,900                   34
First Midwest Bancorp                                 1,256                   34
Hancock Holding                                         750                   34
Whitney Holding                                       1,000                   33
East West Bancorp                                       900                   33
Commonwealth Bancorp                                    700                   33
Southwest Bancorp *                                   1,100                   32
Republic Bancorp                                      2,633                   31
Cathay Bancorp                                          800                   30
Susquehanna Bancshares                                1,350                   28
Silicon Valley Bancshares *                           1,500                   27
Pacific Capital Bancorp                               1,066                   27
Sound Federal Bancorp *                                 900                   27
W Holdings Company                                    1,650                   27
Harbor Florida Bancshares                             1,200                   27
First Niagara Financial                               1,000                   26
UCBH Holdings                                           600                   26
Suffolk Bancorp                                         800                   25
CVB Financial                                           987                   25
UMB Financial                                           656                   25
S&T Bancorp                                           1,000                   25
FirstBank Puerto Rico                                 1,100                   25
MB Financial                                            700                   24
First Commonwealth Financial                          2,100                   24
Trustco Bank                                          2,200                   24
Sterling Financial                                      975                   23
First Financial Bancorp                               1,402                   23
Midwest Banc Holdings *                               1,200                   23
IndyMac Mortgage Holdings *                           1,200                   22
Santander Bancorp                                     1,705                   22

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
                                                                    In thousands

Sandy Spring Bancorp                                    700            $      22
Provident Bankshares                                    951                   22
Wintrust Financial *                                    700                   22
CORUS Bankshares                                        500                   22
Gold Banc                                             2,200                   22
Provident Bancorp *                                     700                   22
Flagstar Bancorp *                                      975                   21
BankUnited Financial *                                1,300                   21
Boston Private Financial *                            1,059                   21
Westcorp                                              1,000                   21
Greater Bay Bancorp *                                 1,206                   21
Brookline Bancorp                                     1,749                   21
Arrow Financial                                         672                   21
Franklin Financial *                                    900                   21
Chemical Financial                                      641                   21
Coastal Bancorp                                         600                   19
Interchange Financial Services                        1,200                   19
Chittenden                                              750                   19
Prosperity Bancshares                                 1,000                   19
BostonFed Bancorp                                       700                   19
NBT Bancorp                                           1,080                   18
Texas Regional Bancshares, Class A                      510                   18
U.S.B. Holding Company                                  993                   18
1st Source                                            1,041                   17
Alabama National Bancorp                                400                   17
Capital Corp of the West                                735                   17
Dime Community Bancorp                                  900                   17
Harleysville National                                   630                   17
Troy Financial *                                        620                   17
Trust Company of New Jersey                             600                   17
Farmers Capital Bank                                    500                   17
Center Bancorp                                          700                   17
Glacier Bancorp                                         700                   17
First of Long Island                                    450                   16
Umpqua Holdings Corporation                             900                   16
Union Bankshares                                        600                   16
Security Financial Bancorp *                            700                   16
R & G Financial, Class B                                700                   16
Northwest Bancorp                                     1,100                   16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
                                                                    In thousands

Oriental Financial Group                                660            $      16
BankAtlantic, Class A                                 1,700                   16
Greater Community Bancorp                             1,000                   16
Century Bancorp, Class A                                600                   16
United National Bancorp                                 682                   16
Midsouth Bancorp                                        900                   16
Connecticut Bancshares                                  400                   15
Frontier Financial                                      600                   15
First Federal Bancshares of Arkansas                    600                   15
Amcore Financial                                        700                   15
Net Bank *                                            1,569                   15
PrivateBancorp *                                        400                   15
State Bancorp                                           832                   15
SY Bancorp *                                            400                   15
Anchor Bancorp Wisconsin                                700                   15
Camden National                                         600                   15
FirstFed Financial *                                    500                   15
First Charter                                           800                   14
Cooperative Bankshares *                                900                   14
Omega Financial                                         400                   14
City Holding Company                                    500                   14
Sterling Financial                                      748                   14
St. Francis Capital                                     600                   14
Seacoast Financial Services                             700                   14
NewMil Bancorp                                          700                   14
West Essex Bancorp                                      400                   14
First M&F Corporation                                   500                   14
Northern States Financial                               500                   14
FNB *                                                   700                   14
Logansport Financial                                    800                   13
First United                                            800                   13
First Republic Bank *                                   650                   13
Woronoco Bancorp                                        600                   13
Capital Crossing Bank *                                 500                   13
Bay View Capital *                                    2,200                   13
Banner                                                  660                   12
West Coast Bancorp                                      820                   12
National Penn Bancshares                                464                   12
Community Banks                                         441                   12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

IBERIABANK                                              300            $      12
Riverview Bancorp *                                     800                   12
Hingham Institution for Savings                         400                   12
Southwest Bancorp                                       450                   12
Guaranty Financial *                                    900                   12
Independent Bank                                        500                   11
Ameriana Bancorp                                        960                   11
Westbank                                                800                   11
Franklin Bancorp                                        600                   11
German American Bancorp                                 694                   11
Integra Bank                                            600                   11
First Indiana                                           575                   11
Western Ohio Financial                                  500                   10
First Federal Bancorp                                 1,300                   10
CB Bancshares                                           242                   10
First Merchants                                         441                   10
Pacific Northwest Bancorp                               400                   10
First Place Financial                                   600                   10
Irwin Financial *                                       600                   10
WSFS Financial                                          300                   10
Home Federal Savings Bank *                             400                   10
Mahaska Investment                                      600                   10
FloridaFirst Bancorp *                                  400                   10
First Financial Bankshares                              250                   10
Union Community Bancorp *                               600                    9
PFF Bancorp                                             300                    9
Thistle Group Holdings                                  800                    9
WesBanco                                                400                    9
BWC Financial                                           532                    9
Riggs                                                   600                    9
Marshall & Ilsley                                       339                    9
Sterling Bancshares                                     750                    9
Peoples Community Bancorp *                             400                    9
Camco                                                   600                    9
Savannah Bancorp                                        400                    8
Abington Bancorp                                        400                    8
Mid-State Bancshares                                    500                    8
Peoples Holding                                         200                    8
Klamath First Bancorp                                   500                    8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Redwood Empire Bancorp                                  300            $       8
Second Bancorp                                          300                    8
Republic Bancshares *                                   400                    8
BancTrust Financial Group                               700                    8
California First National Bancorp                       600                    8
Horizon Financial                                       625                    8
Community Bankshares of Indiana                         500                    8
Matrix Bancorp *                                        800                    8
CoBiz                                                   500                    7
Flushing Financial                                      450                    7
Northrim Bank                                           500                    7
GBC Bancorp                                             300                    6
Unizan Financial                                        276                    6
First Busey Corporation, Class A                        100                    2
Summit Bancshares                                       100                    2
                                                                           6,396

DIVERSIFIED FINANCIALS  2.7%
CIT Group                                             6,300                  124
Legg Mason                                            2,100                  102
SEI                                                   3,400                   93
Federated Investors, Class B                          3,450                   88
A.G. Edwards                                          2,600                   86
Neuberger Berman                                      2,150                   72
Alliance Capital *                                    2,300                   71
John Nuveen, Class A                                  2,800                   71
Allied Capital                                        3,200                   70
Eaton Vance                                           2,200                   62
Investor's Financial Services                         2,200                   60
Doral Financial                                       2,100                   60
Student Loan Corporation                                600                   59
Leucadia National                                     1,500                   56
E*TRADE Group *                                      10,130                   49
LaBranche & Co. **                                    1,800                   48
Waddell & Reed Financial, Class A                     2,250                   44
Jeffries Group                                        1,000                   42
Raymond James Financial                               1,400                   42
AmeriCredit **                                        4,900                   38
Affiliated Managers Group *                             700                   35
Investment Technology Group *                         1,550                   35

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

AmeriTrade **                                         6,100            $      35
American Capital Strategies *                         1,100                   24
WFS Financial *                                       1,100                   23
Sanders Morris Harris Group                           2,600                   23
Charter Municipal Mortgage Acceptance                 1,100                   19
Southwest Securities *                                1,283                   17
Knight/Trimark Group *                                3,600                   17
CompuCredit **                                        2,400                   17
New Century Financial *                                 600                   15
Factual Data *                                        2,000                   15
Farmer Mac, Class A                                     700                   14
Cash America Investments                              1,400                   13
Advanta                                               1,466                   13
World Acceptance *                                    1,700                   13
First Cash *                                          1,200                   12
Friedman, Billings, Ramsey Group **                   1,300                   12
Blackrock, Class A *                                    300                   12
Credit Acceptance Corporation *                       1,600                   10
Financial Federal *                                     400                   10
Metris Companies *                                    2,950                    7
Ocwen Financial *                                     2,400                    7
Soundview Technology Group *                          4,400                    7
PMC Capital                                           1,500                    6
Asta Funding *                                          600                    6
Gabelli Asset Management, Class A **                    200                    6
Instinet Group *                                      1,000                    4
Harris & Harris Group *                               1,700                    4
DVI Financial *                                         500                    4
Westwood Holdings Group *                               220                    3
                                                                           1,775

INSURANCE  8.9%
Berkshire Hathaway, Class A *                            47                3,419
CNA Financial *                                       6,400                  164
Transatlantic Holdings                                1,705                  114
Radian Group                                          2,908                  108
Fidelity National Financial                           3,060                  100
Old Republic International                            3,450                   97
PMI Group                                             2,800                   84
American National Insurance                             950                   78

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

White Mountains Insurance Group *                       240            $      78
Arthur J. Gallagher                                   2,600                   76
Erie Indemnity                                        2,100                   76
Brown and Brown                                       2,000                   65
Mercury General                                       1,700                   64
Markel *                                                310                   64
Protective Life                                       2,300                   63
Unitrin                                               2,000                   58
W. R. Berkley                                         1,350                   53
First American Financial                              2,400                   53
Nationwide Financial Services, Class A                1,700                   49
American Financial Group                              2,100                   48
HCC Insurance Holdings                                1,900                   47
Reinsurance Group of America *                        1,550                   42
Hilb Rogal and Hamilton *                             1,000                   41
StanCorp Financial Group                                800                   39
Commerce Group                                        1,000                   38
AmerUs Life *                                         1,300                   37
Alfa                                                  3,000                   36
Alleghany                                               203                   36
Arch Capital Group *                                  1,100                   34
MONY Group *                                          1,400                   34
Odyssey Re Holdings                                   1,800                   32
21st Century Insurance Group                          2,400                   30
Delphi Financial                                        704                   27
UICI *                                                1,700                   26
Great American Financial Resources                    1,500                   26
Selective Insurance                                   1,000                   25
Horace Mann Educators                                 1,600                   25
RLI                                                     800                   22
ProAssurance *                                        1,020                   21
Ohio Casualty **                                      1,600                   21
Phoenix Companies                                     2,700                   21
Harleysville Group                                      700                   19
FBL Financial Group, Class A                            932                   18
Philadelphia Consolidated *                             500                   18
Stewart Information Services *                          800                   17
Baldwin & Lyons, Class B                                700                   17
Zenith National                                         700                   16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Navigators Group *                                      700            $      16
American Medical Security *                           1,100                   15
Midland                                                 800                   15
Triad Guaranty *                                        400                   15
MEEMIC Holdings *                                       500                   14
LandAmerica Financial Group                             400                   14
State Auto Financial                                    900                   14
Clark/Bardes Holdings *                                 700                   14
United Fire & Casualty                                  400                   13
Citizens, Class A                                     1,755                   13
PMA Capital, Class A                                    900                   13
Cotton States Life Insurance                          1,300                   12
Financial Industries Corporation                        800                   11
BancInsurance *                                       2,310                   11
Universal American Financial *                        1,900                   11
PICO Holdings *                                         800                   11
Argonaut Group *                                        700                   10
CNA Surety                                            1,300                   10
Crawford, Class B                                     2,000                   10
Fremont General *                                     2,000                    9
Presidential Life                                       900                    9
Penn-America Group                                      850                    8
Merchants Group                                         300                    7
Standard Management *                                 1,400                    5
Kansas City Life Insurance                              100                    4
Vesta Insurance                                         900                    3
FPIC Insurance Group **                                 200                    1
Danielson *                                             700                    1
                                                                           5,965

REAL ESTATE  6.8%
ProLogis Trust, REIT                                  5,127                  129
Archstone-Smith Trust, REIT                           5,187                  122
Vornado Realty Trust, REIT                            3,200                  119
Public Storage, REIT                                  3,600                  116
General Growth Properties, REIT                       2,100                  109
Apartment Investment & Management, Class A, REIT      2,900                  109
Boston Properties, REIT                               2,900                  107
Duke Realty, REIT                                     3,990                  102
Kimco Realty, REIT                                    3,150                   97

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Avalonbay Communities, REIT                           1,984            $      78
Rouse, REIT                                           2,400                   76
AMB Property, REIT                                    2,700                   74
IStar Financial, REIT                                 2,573                   72
Host Marriott, REIT *                                 8,074                   71
St. Joe                                               2,300                   69
Health Care Property Investors, REIT                  1,700                   65
Regency Centers, REIT                                 2,000                   65
Liberty Property Trust, REIT *                        2,000                   64
Hospitality Properties Trust, REIT                    1,800                   63
United Dominion Realty Trust, REIT                    3,600                   59
Catellus Development *                                2,900                   58
Weingarten Realty Investors, REIT                     1,500                   55
New Plan Excel Realty, REIT                           2,700                   52
Mack-Cali Realty, REIT                                1,700                   51
Crescent Real Estate Equities, REIT                   3,000                   50
Trizec Properties, REIT                               5,300                   50
CBL & Associates Properties, REIT                     1,200                   48
CarrAmerica Realty, REIT                              1,900                   48
Annaly Mortgage Management, REIT                      2,500                   47
BRE Properties, Class A, REIT                         1,500                   47
Chelsea GCA, REIT                                     1,400                   47
Reckson Associates Realty, REIT                       2,100                   44
Shurgard Storage Centers, Class A, REIT               1,400                   44
Forest City Enterprises                               1,300                   43
Macerich Company, REIT                                1,400                   43
Arden Realty, REIT                                    1,800                   40
Developers Diversified Realty, REIT                   1,800                   40
Realty Income, REIT                                   1,100                   38
Healthcare Realty Trust, REIT                         1,300                   38
Health & Retirement Properties, REIT                  4,600                   38
Federal Realty Investment Trust, REIT                 1,300                   37
Centerpoint Properties, REIT                            600                   34
Prentiss Properties Trust, REIT                       1,200                   34
Highwoods Properties, REIT                            1,500                   33
Camden Property Trust, REIT                           1,000                   33
Pan Pacific Retail Properties, REIT                     900                   33
Heritage Property Investment Trust                    1,300                   32
Kilroy Realty, REIT                                   1,400                   32

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Essex Property Trust, REIT                              600            $      30
Alexandria Real Estate, REIT                            700                   30
Cousins Properties, REIT                              1,150                   28
Brandywine Realty Trust, REIT                         1,300                   28
First Industrial Realty, REIT                         1,000                   28
NovaStar Financial, REIT *                              900                   28
Ventas                                                2,300                   26
Commercial Net Lease Realty, REIT                     1,700                   26
Newhall Land & Farming                                  900                   26
PS Business Parks, REIT                                 800                   25
SL Green Realty, REIT                                   800                   25
Felcor Lodging Trust, REIT                            2,200                   25
LNR Property                                            700                   25
Health Care, REIT                                       900                   24
Corporate Office Properties Trust, REIT               1,700                   24
Capital Automotive, REIT                              1,000                   24
Entertainment Properties, REIT                        1,000                   24
Mills, REIT                                             800                   23
Amli Residential Properties, REIT                     1,100                   23
Bedford Property Investors, REIT                        900                   23
Washington, REIT                                        900                   23
WP Carey & Co                                           900                   22
Lexington Corporate Properties, REIT                  1,400                   22
Thornburg Mortgage, REIT *                            1,100                   22
Sun Communities, REIT                                   600                   22
Koger Equity, REIT                                    1,400                   22
Post Properties, REIT                                   900                   22
Universal Health Realty Income, REIT                    800                   21
Nationwide Health Properties, REIT                    1,400                   21
Chateau Communities, REIT                               900                   21
Home Properties of New York, REIT                       600                   21
IRT Property, REIT                                    1,700                   20
Gables Residential Trust, REIT                          800                   20
Innkeepers USA, REIT                                  2,600                   20
Ramco-Gershenson Properties, REIT                     1,000                   20
Anthracite Capital *                                  1,800                   20
LaSalle Hotel Properties, REIT                        1,400                   20
Mid-America Apartment Communities, REIT                 800                   20
Taubman Centers, REIT                                 1,200                   19

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Resource Asset Investment Trust, REIT                   900            $      19
National Health Investors, REIT                       1,200                   19
Urstadt Biddle Properties, REIT                       1,500                   19
La Quinta Properties, REIT                            4,300                   19
Tanger Factory Outlet Centers, REIT                     600                   19
Great Lakes, REIT                                     1,100                   18
Corrections Corp of America *                         1,064                   18
Mid-Atlantic Realty Trust, REIT                       1,000                   17
Colonial Properties Trust, REIT                         500                   17
FBR Asset Investment, REIT                              500                   17
Jones Lang Lasalle *                                  1,100                   17
American Real Estate, REIT *                          1,800                   17
Glimcher Realty Trust, REIT                             900                   16
Transcontinental Realty Investors, REIT *               900                   16
Pennsylvania Real Estate Investment, REIT               600                   16
EastGroup Properties, REIT                              600                   15
Manufactured Home Communities, REIT                     500                   15
Glenborough Realty Trust, REIT                          800                   14
American Mortgage Acceptance, REIT                    1,000                   14
Investors Real Estate Trust, REIT                     1,400                   14
Urstadt Biddle Properties, Class A, REIT              1,200                   13
National Health Realty, REIT                            900                   13
Shelbourne Properties, REIT                             200                   13
Hersha Hospitality Trust, Class A, REIT               2,000                   13
Trammell Crow *                                       1,400                   13
MeriStar Hospitality, REIT                            1,900                   13
Monmouth Real Estate Investment, Class A, REIT        1,800                   12
AmeriVest Properties, REIT                            2,000                   12
Senior Housing Properties, REIT                       1,160                   12
Crown American Realty, REIT                           1,300                   12
Impac Mortgage Holdings, REIT                         1,000                   11
LTC Properties, REIT                                  1,700                   11
Summit Properties, REIT                                 600                   11
Agree Realty, REIT                                      600                   10
PMC Commercial Trust, REIT                              800                   10
Capital Properties                                    1,200                   10
Apex Mortgage Capital, REIT                           1,500                   10
RFS Hotel Investors, REIT                               900                   10
Cornerstone Realty Income Trust, REIT                 1,200                   10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

JDN Realty, REIT                                        846            $       9
Aegis Realty, REIT                                      800                    9
Pittsburgh & West Virginia Railroad, REIT             1,000                    9
Kramont Realty Trust, REIT                              600                    9
Wellsford Real Properties *                             500                    8
Getty Realty, REIT                                      400                    8
Equity Inns, REIT                                     1,200                    7
Saul Centers, REIT                                      300                    7
Parkway Properties, REIT                                200                    7
Insignia/ESG Holdings *                                 700                    5
Sizeler Property Investors, REIT                        100                    1
Capital Properties, Class B *U                          120                    0
                                                                           4,502
Total Financials                                                          18,638

HEALTH CARE  10.9%
BIOTECHNOLOGY  2.9%
Genentech *                                           6,840                  227
Gilead Sciences *                                     6,060                  206
IDEC Pharmaceuticals *                                4,680                  155
Cephalon *                                            1,600                   78
Millennium Pharmaceuticals *                          8,459                   67
Celgene **                                            2,300                   49
Techne *                                              1,500                   43
Amylin Pharmaceuticals **                             2,600                   42
Neurocrine Biosciences **                               900                   41
ICOS **                                               1,700                   40
IDEXX Laboratories *                                  1,200                   39
Affymetrix **                                         1,660                   38
Vertex Pharmaceuticals *                              2,310                   37
Human Genome Sciences *                               3,880                   34
Imclone Systems **                                    2,743                   29
Trimeris **                                             600                   26
NPS Pharmaceuticals **                                1,000                   25
Martek Biosciences **                                 1,000                   25
Protein Design Labs *                                 2,900                   25
Enzon **                                              1,470                   25
Regeneron Pharmaceuticals **                          1,300                   24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Genencor International **                             2,200            $      21
PE - Celera Genomi *                                  2,193                   21
CV Therapeutics **                                    1,100                   20
OSI Pharmaceuticals **                                1,200                   20
Exelixis *                                            2,400                   19
Abgenix **                                            2,600                   19
VaxGen **                                               900                   17
Diversa *                                             1,850                   17
Allos Therapeutics **                                 2,200                   17
Albany Molecular Research *                           1,100                   16
Cell Genesys **                                       1,400                   16
Corixa **                                             2,301                   15
Connetics Corp. *                                     1,200                   14
Tularik **                                            1,900                   14
La Jolla Pharmaceutical *                             2,100                   14
BioMarin Pharmaceutical *                             1,900                   13
Genta **                                              1,700                   13
Versicor **                                           1,200                   13
Incyte Genomics *                                     2,800                   13
Alkermes *                                            2,000                   12
Enzo Biochem *                                          876                   12
Myriad Genetics **                                      800                   12
Telik **                                              1,000                   12
Cell Therapeutics **                                  1,500                   11
Transkaryotic Therapies **                            1,100                   11
Lexicon Genetics *                                    2,300                   11
Tanox **                                              1,200                   11
Immunomedics *                                        2,300                   11
ILEX Oncology **                                      1,500                   11
OraSure Technologies *                                1,900                   10
Medarex **                                            2,600                   10
Alexion Pharmaceutical **                               700                   10
CuraGen **                                            2,100                   10
XOMA *                                                2,300                   10
Pharmacyclics **                                      2,600                    9
Cepheid **                                            1,800                    9
Array BioPharma *                                     1,600                    9
Isis Pharmaceuticals, Class B **                      1,300                    9
Arena Pharmaceuticals **                              1,300                    8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Triangle Pharmaceuticals **                           1,400            $       8
SangStat Medical *                                      700                    8
Maxygen *                                             1,000                    8
EXACT Sciences **                                       700                    8
Cubist Pharmaceuticals **                               900                    7
NeoPharm **                                             680                    7
BioSphere Medical *                                   1,000                    7
BioSource International *                             1,100                    7
Pharmacopeia *                                          700                    6
Digene *                                                500                    6
Biopure, Class A **                                   1,500                    6
Bio-Technology General *                              1,700                    5
Luminex **                                            1,300                    5
Avigen **                                               900                    5
AVI BioPharma **                                      1,000                    5
Gene Logic *                                            760                    5
Neose Technologies **                                   500                    4
Third Wave Technologies **                            1,600                    4
Aphton **                                             1,100                    4
Sequenom **                                           2,000                    4
ImmunoGen **                                          1,100                    3
Progenics Pharmaceuticals *                             500                    3
Neurogen *                                              800                    3
Titan Pharmaceuticals **                              1,900                    3
Sangamo BioSciences **                                  900                    3
Introgen Therapeutics **                              1,200                    3
Harvard Bioscience *                                    700                    2
Applied Molecular Evolution *                         1,100                    2
Genzyme Molecular Oncology **                         1,275                    2
Arqule *                                                700                    2
Novavax *                                               600                    2
Texas Biotechnology *                                 1,100                    2
EntreMed **                                           1,600                    1
Genome Therapeutics *                                   800                    1
Kosan Biosciences *                                     200                    1
                                                                           1,947

HEALTH CARE EQUIPMENT & SUPPLIES  2.7%
Varian Associates *                                   2,200                  109
Dentsply International                                2,500                   93

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Hillenbrand Industries                                1,800            $      87
Apogent Technologies *                                3,700                   77
Beckman Coulter                                       2,000                   59
Charles River Laboratories International *            1,400                   54
Steris *                                              2,100                   51
Invitrogen *                                          1,575                   49
Edwards Lifesciences *                                1,800                   46
Fisher Scientific *                                   1,400                   42
Bio-Rad Laboratories, Class A *                       1,000                   39
Cytyc *                                               3,700                   38
Diagnostic Products                                     900                   35
Mentor                                                  900                   35
CTI Molecular Imaging **                              1,300                   32
ResMed *                                              1,000                   31
Respironics *                                         1,000                   30
IGEN **                                                 700                   30
Invacare                                                900                   30
Arrow International                                     700                   29
CONMED *                                              1,450                   28
Immucor *                                             1,200                   24
Haemonetics *                                         1,100                   24
Ventana Medical Systems **                            1,000                   23
Datascope                                               900                   22
INAMED *                                                700                   22
Cooper Companies *                                      800                   20
American Medical Systems *                            1,200                   20
Merit Medical Systems *                                 937                   19
Inhale Therapeutic Systems **                         2,300                   19
Cyberonics *                                          1,000                   18
Sybron Dental Specialties *                           1,200                   18
Advanced Neuromodulation Systems **                     500                   18
Wright Medical Group **                               1,000                   18
Molecular Devices *                                   1,050                   17
SurModics **                                            600                   17
West Pharmaceutical Services                            700                   17
Ocular Sciences **                                    1,100                   17
Biosite Diagnostics **                                  500                   17
Thoratec *                                            2,202                   17
Conceptus **                                          1,300                   16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

PolyMedica **                                           500            $      15
Viasys Healthcare *                                   1,000                   15
Wilson Greatbatch Technologies *                        500                   15
Possis *                                                800                   14
VISX *                                                1,500                   14
Zoll Medical *                                          400                   14
Bruker Daltonics **                                   2,900                   14
Meridian Medical Technologies *                         300                   13
SonoSite *                                            1,000                   13
Mine Safety Appliances                                  400                   13
ArthroCare **                                         1,300                   13
Integra LifeServices Holdings *                         700                   12
Vital Signs                                             400                   12
Candela Laser *                                       1,900                   11
ICU Medical *                                           300                   11
Sola *                                                  800                   10
Meridian Bioscience                                   1,500                   10
Cerus **                                                470                   10
Kensey Nash **                                          500                    9
North American Scientific **                          1,000                    9
Kyphon **                                             1,000                    9
TheraSense **                                         1,000                    8
Synovis Life Technologies *                             900                    8
Inverness Medical Innovations **                        600                    8
Lifecore Biomedical *                                   900                    8
Serologicals *                                          700                    8
Intuitive Surgical **                                 1,100                    7
Novoste *                                               900                    7
Exactech *                                              300                    6
Medical Action Industries *                             500                    5
Align Technology **                                   1,900                    5
Interpore International *                               800                    5
EPIX Medical *                                          700                    5
Closure Medical *                                       400                    4
Sonic Innovations *                                   1,100                    4
Endocare **                                           1,200                    4
Theragenics *                                         1,000                    4
Illumina *                                            1,000                    3
Q Med **                                                400                    3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

ABIOMED **                                              600            $       2
AeroGen *                                             6,000                    2
Urologix *                                              400                    1
                                                                           1,770

HEALTH CARE PROVIDERS & SERVICES  4.0%
Caremark RX *                                         7,800                  127
Express Scripts, Class A *                            2,500                  120
Lincare Holdings *                                    3,400                  108
Health Net *                                          3,900                  103
Oxford Health Plans *                                 2,700                   98
Laboratory Corporation of America *                   4,220                   98
Patterson Dental *                                    2,200                   96
WebMD **                                              9,237                   79
Omnicare                                              3,100                   74
First Health Group *                                  3,000                   73
Universal Health Services, Class B *                  1,600                   72
Advance PCS *                                         2,900                   64
Coventry Health Care *                                2,200                   64
Triad Hospitals *                                     2,116                   63
Henry Schein *                                        1,400                   63
Community Health System *                             2,900                   60
Accredo Health *                                      1,491                   53
Renal Care Group *                                    1,600                   51
Davita *                                              2,000                   49
Pharmaceutical Product Development *                  1,600                   47
Mid-Atlantic Medical Services *                       1,400                   45
LifePoint Hospitals *                                 1,300                   39
Covance *                                             1,500                   37
Apria Healthcare *                                    1,600                   36
Cerner *                                              1,100                   34
Priority Healthcare, Class B *                        1,394                   32
Andrx *                                               2,200                   32
Pediatrix Medical Group *                               800                   32
PacifiCare Health Systems, Class A **                 1,000                   28
U.S. Oncology *                                       3,158                   27
Service Corp. International **                        7,600                   25
NDC Health *                                          1,200                   24
Inveresk Research Group *                             1,100                   24
AMN Healthcare Services **                            1,400                   24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

VCA Antech *                                          1,500            $      23
Syncor International *                                  800                   22
AmeriPath *                                           1,000                   22
Sunrise Assisted Living **                              800                   20
Dianon Systems *                                        400                   19
Unilab *                                              1,000                   18
Cobalt Corporation **                                 1,300                   18
CorVel *                                                500                   18
Stewart Enterprises, Class A *                        3,100                   17
PSS World Medical *                                   2,500                   17
Lifeline Systems *                                      700                   16
Maximus **                                              600                   16
Hooper Holmes                                         2,500                   15
Orthodontic Centers of America **                     1,400                   15
Advisory Board *                                        500                   15
Owens & Minor *                                         900                   15
Province Healthcare **                                1,500                   15
Dynacq International **                               1,000                   14
LabOne *                                                800                   14
Cross Country **                                      1,000                   14
Genesis Health Ventures *                               900                   14
Odyssey Healthcare **                                   400                   14
Select Medical *                                      1,000                   13
RehabCare Group *                                       700                   13
Medical Staffing Network Holdings **                    800                   13
Per-Se Technologies *                                 1,400                   13
PDI *                                                 1,150                   12
Computer Programs and Systems *                         500                   12
WellChoice *                                            500                   12
IDX Systems **                                          700                   12
Gentiva Health Services                               1,350                   12
IMPATH **                                               600                   12
SFBC International **                                   900                   12
Parexel International *                               1,000                   11
United Surgical Partners International **               700                   11
Sierra Health Services *                                900                   11
Hanger Orthopedic Group *                               700                    9
National Healthcare *                                   500                    9
Eclipsys *                                            1,600                    9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Beverly Enterprises *                                 3,000            $       9
Capital Senior Living *                               3,000                    8
MIM Corporation **                                    1,300                    8
Kindred Healthcare *                                    407                    7
Res-Care *                                            1,900                    7
Carriage Services, Class A **                         1,600                    6
CryoLife **                                             900                    6
AmSurg *                                                300                    6
AMERIGROUP *                                            200                    6
First Horizon Pharmaceutical *                          800                    6
OPTION CARE **                                          750                    6
Alliance Imaging *                                    1,100                    6
VitalWorks *                                          1,400                    5
Specialty Laboratories **                               500                    5
U.S. Physical Therapy *                                 400                    4
Matria Healthcare **                                    500                    4
D&K Healthcare *                                        400                    4
LCA-Vision *                                          1,600                    4
Omnicell *                                              800                    2
QuadraMed **                                            800                    2
PlanVista *                                           1,300                    2
Radiologix **                                           900                    2
                                                                           2,683

PHARMACEUTICALS  1.3%
Mylan Laboratories                                    3,600                  126
Barr Laboratories *                                   1,278                   83
IVAX *                                                6,037                   73
Sicor *                                               3,700                   59
Scios **                                              1,700                   55
Medicis Pharmaceutical, Class A *                       900                   45
Pharmaceutical Resources *                            1,100                   33
ICN Pharmaceuticals                                   2,900                   32
Eon Labs *                                            1,500                   28
K-V Pharmaceutical, Class A *                         1,200                   28
Alpharma, Class A *                                   2,200                   26
Sepracor *                                            2,700                   26
Perrigo *                                             2,000                   24
Medicines Company **                                  1,500                   24
Endo Pharmaceutical *                                 3,000                   23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Adolor **                                             1,000            $      14
Atherogenics *                                        1,600                   12
Ligand Pharmaceuticals, Class B **                    2,200                   12
Kos Pharmaceuticals **                                  600                   11
Antigenics **                                         1,100                   11
CIMA Labs **                                            450                   11
Impax Laboratories *                                  2,600                   11
MGI Pharma **                                         1,400                   10
Atrix Laboratory **                                     600                    9
Bradley Pharmaceuticals, Class A **                     700                    9
aaiPharma **                                            600                    8
Orphan Medical **                                       800                    7
Noven Pharmaceuticals *                                 700                    7
Columbia Laboratories **                              1,800                    6
Bone Care International *                               600                    6
Discovery Partners *                                  1,800                    5
DURECT *                                              2,300                    5
Cellegy Pharmaceuticals **                            1,100                    5
Penwest Pharmaceuticals **                              400                    4
Women First Healthcare *                                900                    4
Pain Therapeutics *                                   1,700                    4
VIVUS **                                                900                    3
InKine Pharmaceutical **                              1,800                    3
AVANIR Pharmaceuticals, Class A **                    2,300                    2
Ariad Pharmaceuticals *                                 900                    2
Emisphere Technologies **                               600                    2
                                                                             868
Total Health Care                                                          7,268

INDUSTRIALS & BUSINESS SERVICES  10.5%
AEROSPACE & DEFENSE  0.9%
L-3 Communications Holdings **                        2,880                  129
Alliant Techsystems *                                   975                   61
Precision Castparts                                   1,200                   29
Curtiss-Wright Corporation                              400                   26
Verdian *                                             1,100                   24
Invision *                                              700                   18
Mercury Computer Systems *                              600                   18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Engineered Support System                               450            $      17
World Fuel Services                                     800                   16
Triumph Group *                                         500                   16
Esterline Technologies *                                900                   16
Aeroflex *                                            2,200                   15
MTC Technologies *                                      600                   15
United Defense Industries *                             600                   14
GenCorp                                               1,700                   14
Orbital Sciences **                                   3,100                   13
DRS Technologies *                                      400                   13
EDO *                                                   600                   13
Sequa, Class A *                                        300                   12
Pemco Aviation Group *                                  500                   12
United Industrial                                       700                   11
Allied Research **                                      600                   11
Ducommun *                                              700                   11
Cubic Corp                                              600                   11
Armor Holdings *                                        800                   11
KVH Industries **                                     1,100                    9
Aviall **                                             1,100                    9
Kaman, Class A                                          800                    9
Innovative Solutions and Support *                    1,400                    9
AAR                                                   1,500                    8
Integrated Defense Technologies *                       500                    7
Hexcel *                                              2,400                    7
Ladish Company *                                        800                    6
BE Aerospace *                                        1,700                    6
HEICO                                                   500                    5
SPACEHAB **                                           5,700                    5
Simula *                                              3,300                    4
                                                                             630

AIR FREIGHT & LOGISTICS  0.5%
Expeditors International of Washington                3,200                  104
C.H. Robinson Worldwide                               2,900                   90
CNF                                                   1,600                   53
JB Hunt Transport Services *                          1,500                   44
Airborne Freight                                      1,200                   18
EGL *                                                 1,200                   17
Forward Air *                                           600                   12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Pacer International *                                   500            $       7
Atlas Air Worldwide Holdings **                       1,200                    2
                                                                             347

AIRLINES  0.3%
JetBlue Airways **                                    1,650                   45
ExpressJet Holdings *                                 1,800                   19
Northwest Airlines, Class A *                         2,500                   18
SkyWest                                               1,300                   17
Atlantic Coast Airlines *                             1,300                   16
Alaska Air Group *                                      700                   15
Continental Airlines, Class B **                      1,800                   13
Airtran Holdings *                                    2,900                   11
Midwest Express Holdings *                            1,700                    9
Frontier Airlines **                                  1,050                    7
Mesa Air Group *                                      1,500                    6
Amtran *                                              1,300                    6
America West Holdings, Class B *                      2,600                    5
                                                                             187

BUILDING PRODUCTS  0.3%
York International                                    1,300                   33
Lennox International                                  1,600                   20
Simpson Manufacturing *                                 600                   20
Universal Forest Products                               900                   19
Trex *                                                  500                   18
NCI Building Systems *                                  700                   15
Griffon Corporation *                                 1,100                   15
American Woodmark                                       300                   14
Drew Industries *                                       800                   13
Elcorp                                                  600                   11
AAON Inc *                                              450                    8
Apogee Enterprises                                      900                    8
U.S. Industries *                                     2,000                    5
                                                                             199

COMMERCIAL SERVICES & SUPPLIES  4.4%
DST Systems *                                         3,740                  133
Choicepoint *                                         2,624                  104
Republic Services, Class A *                          4,900                  103
ServiceMaster                                         8,950                   99
Dun & Bradstreet *                                    2,500                   86

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Iron Mountain *                                       2,480            $      82
Total Systems Services *                              5,900                   80
Manpower                                              2,300                   73
Wesco Financial                                         230                   71
Viad                                                  3,100                   69
Ceridian *                                            4,100                   59
Certegy *                                             2,300                   56
Career Education *                                    1,400                   56
BISYS Group *                                         3,500                   56
Corinthian Colleges *                                 1,400                   53
Valassis Communications *                             1,700                   50
Education Management *                                1,300                   49
HON Industries                                        1,700                   48
Checkfree Holdings **                                 2,900                   46
Herman Miller                                         2,500                   46
Aramark, Class B *                                    1,900                   45
Devry *                                               2,500                   42
Global Payments                                       1,280                   41
ITT Educational Services *                            1,600                   38
Arbitron *                                            1,100                   37
Corporate Executive Board *                           1,100                   35
Waste Connections **                                    900                   35
Pittston Services                                     1,849                   34
Stericycle **                                         1,000                   32
Wallace Computer Services                             1,400                   30
West Corporation *                                    1,800                   30
National Processing *                                 1,800                   29
United Stationers *                                   1,000                   29
FTI Consulting **                                       700                   28
CSG Systems International *                           2,000                   27
Tetra Tech *                                          2,100                   26
Banta                                                   800                   25
Central Parking                                       1,300                   25
Strayer Education                                       400                   23
CCC Information Services *                            1,200                   21
G&K Services, Class A                                   600                   21
Prepaid Legal Services **                               800                   21
Interpool                                             1,300                   21
John H. Harland                                         900                   20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Medquist *                                              982            $      20
Hewitt Associates *                                     600                   19
Sylvan Learning Systems *                             1,134                   19
VSE                                                   1,700                   18
Bowne                                                 1,500                   18
Rollins                                                 700                   18
Consolidated Graphics *                                 800                   18
Multi-Color **                                        1,050                   18
TeleTech Holdings *                                   2,440                   18
American Locker Group *                               1,300                   17
Kelly Services, Class A                                 700                   17
Kroll *                                                 900                   17
Headwaters Incorporated *                             1,100                   17
PRG-Schultz International **                          1,850                   16
ABM Industries                                        1,000                   16
Sotheby's, Class A *                                  1,700                   15
eSpeed, Class A *                                       900                   15
Strategic Distribution *                              1,200                   15
Watson Wyatt, Class A *                                 700                   15
Ecology and Environment, Class A                      1,900                   15
SOURCECORP *                                            800                   15
NCO Group **                                            900                   14
Korn/Ferry *                                          1,900                   14
Resources Connection *                                  600                   14
ICT Group **                                          1,200                   14
Landauer                                                400                   14
Ionics **                                               600                   14
Volt Information Sciences *                             800                   14
EFunds *                                              1,500                   14
Duratek *                                             1,600                   13
Steelcase, Class A *                                  1,200                   13
Wackenhut Corrections *                               1,100                   12
Exult **                                              3,800                   12
Pegasus Solutions *                                   1,200                   12
On Assignment *                                       1,400                   12
Right Management Consultants *                          900                   12
Standard Register                                       600                   11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

CDI *                                                   400            $      11
Chemed                                                  300                   11
MCSi **                                               2,125                   10
Lightbridge *                                         1,638                   10
Spherion *                                            1,500                   10
Imagistics International *                              500                   10
InfoUSA *                                             2,000                   10
School Specialty **                                     476                   10
Ablest *                                              1,700                    9
Labor Ready *                                         1,400                    9
RMH Teleservices **                                     800                    8
The Princeton Review *                                1,600                    8
Electro Rent *                                          600                    7
Administaff **                                        1,200                    7
Alliance Data Systems *                                 400                    7
Ennis Business Forms                                    600                    7
McGrath RentCorp                                        300                    7
First Consulting Group *                              1,200                    7
SITEL *                                               5,700                    7
DiamondCluster International, Class A *               2,150                    7
Insurance Auto Auctions *                               400                    7
Mobile Mini *                                           400                    6
Innotrac *                                            2,700                    6
Bright Horizons Family Solutions *                      200                    6
Learning Tree International **                          400                    6
Casella Waste Systems, Class A *                        600                    5
New England Business Service                            200                    5
TRC **                                                  300                    4
General Binding *                                       400                    3
Workflow Management *                                 1,592                    3
Edison Schools, Class A **                            1,900                    3
Information Resources *                               1,800                    3
KForce.com *                                            456                    2
Franklin Covey *                                      1,400                    2
Mail-Well **                                            500                    1
Cornell Companies *                                     100                    1
                                                                           2,934

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

CONSTRUCTION & ENGINEERING  0.3%
Jacobs Engineering Group *                            1,700            $      61
Dycom Industries *                                    2,033                   27
EMCOR Group *                                           500                   26
Granite Construction                                  1,625                   25
Shaw Group **                                         1,300                   21
Insituform Technologies, Class A **                     900                   15
Intergrated Electrical Services *                     2,700                   10
Butler Manufacturing                                    500                   10
Xanser **                                             5,700                    9
URS *                                                   500                    7
Quanta Services *                                     1,900                    7
Mastec *                                              1,550                    5
                                                                             223

ELECTRICAL EQUIPMENT  0.8%
Energizer *                                           2,800                   78
Hubbell, Class B                                      1,900                   67
AMETEK                                                1,000                   39
A.O. Smith                                            1,000                   27
Baldor Electric *                                     1,300                   26
Brady, Class A                                          600                   20
Genlyte Group *                                         600                   19
Belden *                                              1,200                   18
Woodward Governor                                       400                   17
Acuity Brands                                         1,200                   16
Paxar *                                               1,100                   16
C&D Technologies                                        900                   16
Regal-Beloit                                            700                   14
Franklin Electric                                       300                   14
Fuelcell Energy **                                    1,800                   12
Plug Power **                                         2,300                   10
Powell Industries *                                     600                   10
Medis Technologies **                                 2,000                   10
Vicor *                                               1,200                   10
II-VI *                                                 600                   10
Manufacturers' Services **                            1,600                    9
Energy Conversion Devices *                             800                    8
Chase                                                   600                    7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Channell Commercial *                                 1,700            $       7
General Cable                                         1,800                    7
Encore Wire *                                           600                    5
BTU International *                                   2,400                    5
Proton Energy Systems **                              1,600                    5
AstroPower **                                           600                    5
MagneTek *                                              700                    3
Capstone Turbine *                                    1,900                    2
Global Power Equipment Group **                         300                    1
                                                                             513

INDUSTRIAL CONGLOMERATES  0.3%
Carlisle Companies                                    1,200                   50
Teleflex                                              1,100                   47
Roper Industries                                        900                   33
Tredegar                                              1,600                   24
Walter Industries                                     1,900                   20
Park Ohio Holdings *                                  2,400                   10
                                                                             184

MACHINERY  1.7%
SPX *                                                 2,436                   91
Donaldson                                             1,600                   58
AGCO, *                                               2,300                   51
Pentair                                               1,400                   48
Graco                                                 1,625                   47
Harsco                                                1,400                   45
Timken                                                2,100                   40
Oshkosh Truck, Class B                                  600                   37
IDEX                                                  1,100                   36
Kennametal                                              900                   31
Trinity Industries *                                  1,500                   28
Mueller Industries *                                  1,000                   27
Dionex *                                                900                   27
Tecumseh Products, Class A                              600                   27
ESCO Electronics *                                      700                   26
CLARCOR                                                 800                   26
Nordson                                               1,000                   25
Wabtec                                                1,600                   22
Briggs & Stratton                                       500                   21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Reliance Steel & Aluminum                             1,000            $      21
Lincoln Electric Holdings                               900                   21
Manitowoc                                               800                   20
UNOVA *                                               3,300                   20
Tennant                                                 600                   20
Flowserve *                                           1,300                   19
Kaydon                                                  900                   19
Actuant Corporation, Class A *                          405                   19
Albany International, Class A                           910                   19
Valmont Industries                                      900                   17
Cuno *                                                  500                   17
Lindsay Manufacturing                                   750                   16
Stewart & Stevenson                                   1,100                   16
Barnes Group                                            700                   14
NACCO Industries, Class A                               300                   13
Thomas Industries                                       500                   13
Robbins & Myers                                         700                   13
Terex *                                               1,100                   12
Joy Global *                                          1,000                   11
BHA Group, Class A *                                    600                   10
Met-Pro                                                 700                   10
Wabash National **                                    1,200                   10
Watts Industries, Class A                               600                    9
Milacron                                              1,500                    9
Global Payment Technologies *                         1,500                    8
Graham                                                  900                    8
JLG Industries                                        1,000                    8
Greenbrier Companies *                                1,000                    7
SPS Technologies *                                      300                    7
A.S.V. *                                                800                    6
EnPro Industries *                                    1,300                    5
Twin Disc                                               400                    5
Wolverine Tube *                                        800                    5
Astec Industries *                                      400                    4
3D Systems *                                            500                    4
Columbus Mckinnon *                                     500                    2
Packaging Dynamics *                                    180                    1
                                                                           1,151

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

MARINE  0.1%
Alexander & Baldwin                                   1,300            $      33
Kirby Corporation *                                     600                   16
Maritrans                                             1,100                   15
Overseas Shipholding Group                              700                   13
                                                                              77

ROAD & RAIL  0.7%
Swift Transportation *                                2,790                   56
Heartland Express *                                   1,679                   39
Werner Enterprises                                    1,733                   37
Landstar Systems *                                      500                   29
Kansas City Southern Industries *                     2,100                   25
GATX *                                                1,100                   25
USFreightways                                           800                   23
Roadway Express                                         600                   22
Dollar Thrifty Auto Group **                          1,000                   21
Florida East Coast Industries                           900                   21
Landair *                                             1,500                   19
Knight Transportation *                                 900                   19
Arkansas Best *                                         700                   18
Yellow Corp *                                           600                   15
Genesee & Wyoming, Class A *                            575                   12
Allied Holdings *                                     3,500                   11
RailAmerica **                                        1,200                    9
Transport Corp of America *                           1,300                    6
USA Truck *                                             900                    6
Patriot Transportation Holdings *                       200                    6
U.S. Xpress Enterprises, Class A *                      600                    5
Amerco **                                             1,000                    5
SCS Transportation *                                    300                    3
                                                                             432

TRADING COMPANIES & DISTRIBUTORS  0.2%
Fastenal *                                            2,400                   90
MSC Industrial Direct, Class A *                      1,300                   23
Lawson Products                                         700                   22
Watsco                                                  800                   13
Applied Industrial Technologies                         600                   11
                                                                             159

Total Industrials & Business Services                                      7,036

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands
INFORMATION TECHNOLOGY  11.7%
COMMUNICATIONS EQUIPMENT  1.4%
Juniper Networks *                                   10,530            $      72
Harris                                                2,000                   53
Emulex **                                             2,520                   47
3Com *                                                9,300                   43
ADTRAN **                                             1,300                   43
Advanced Fibre Communications *                       2,400                   40
Foundry Networks *                                    4,850                   34
InterDigital Communication **                         2,300                   33
Polycom *                                             3,500                   33
Avocent *                                             1,445                   32
Brocade Communications Systems *                      7,340                   30
Tekelec *                                             2,600                   27
Black Box                                               570                   26
McDATA Corporation *                                  3,500                   25
Adaptec *                                             3,900                   22
Sycamore Networks *                                   7,350                   21
Inter-Tel *                                           1,000                   21
Plantronics **                                        1,300                   20
ViaSat **                                             1,500                   17
Powerwave Technologies *                              2,700                   15
Packeteer *                                           2,000                   14
Computer Network Technology **                        1,900                   14
Extreme Networks *                                    3,750                   12
Arris Group *                                         3,300                   12
Echelon **                                            1,000                   11
Commscope *                                           1,400                   11
Bel Fuse, Class A *                                     600                   11
Cable Design Technologies *                           1,750                   10
F5 Networks **                                          900                   10
Ixia *                                                2,600                    9
Symmetricom *                                         2,200                    9
Riverstone Networks **                                4,100                    9
Enterasys Networks *                                  5,300                    8
Comtech Telecommunications *                            750                    8
PC-Tel *                                              1,100                    7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Sunrise Telecom *                                     4,200            $       7
Westell Technologies, Class A **                      6,000                    7
Stratex Networks *                                    3,210                    7
Inrange Technologies, Class B **                      3,000                    7
Anaren **                                               800                    7
Corvis *                                              9,400                    7
C-Cor.net **                                          2,000                    7
Norstan *                                             1,300                    7
ditech Communications **                              2,800                    6
Finisar **                                            5,900                    6
Sonus Networks *                                      5,290                    5
Tollgrade Communications **                             450                    5
Terayon Communication Systems **                      2,400                    5
REMEC *                                               1,200                    5
Harmonic *                                            1,884                    4
SpectraLink *                                           600                    4
Digital Lightwave **                                  3,250                    4
Performance Technologies *                            1,200                    4
Oplink Communications *                               4,500                    4
MRV Communications *                                  3,320                    4
Paradyne Networks *                                   2,700                    3
Redback Networks **                                   4,020                    3
Loral Space & Communications *                        7,300                    3
Centillium Communications *                           1,300                    3
Aware *                                               1,300                    3
Netopia **                                            2,000                    3
Tellium * a*                                          3,500                    2
Avanex *                                              1,800                    2
Digi International **                                   460                    1
Stratos Lightwave **                                    226                    1
                                                                             945

COMPUTER PERIPHERALS  0.8%
Storage Technology *                                  3,000                   64
Sandisk **                                            2,400                   49
Western Digital *                                     5,800                   37
Imation *                                             1,000                   35
Maxtor *                                              6,804                   34
Electronics for Imaging *                             1,700                   28

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Intergraph *                                          1,500            $      27
Pinnacle *                                            1,900                   26
Advanced Digital Info *                               3,600                   24
Avid Technology **                                      900                   21
Iomega *                                              2,160                   17
Stratasys *                                           1,700                   16
Palm *                                                  900                   14
Synaptics *                                           1,600                   12
Video Display *                                       1,440                   10
Presstek *                                            2,100                   10
Datalink *                                            2,500                   10
Sigma Designs *                                       2,800                   10
Interphase *                                          2,700                   10
SBS Technologies *                                    1,000                    9
Quantum DLT & Storage Systems Group *                 3,300                    9
Hutchinson Technology *                                 400                    8
Rainbow Technologies *                                1,100                    8
Rimage *                                                800                    6
In Focus Systems *                                    1,000                    6
Silicon Graphics *                                    5,300                    6
Overland Storage **                                     400                    6
Hypercom *                                            1,500                    6
Handspring **                                         5,000                    5
Concurrent Computer *                                 1,600                    5
Dataram **                                            1,150                    3
Vixel *                                               1,700                    3
JNI *                                                 1,200                    3
Read-Rite *                                           3,800                    1
                                                                             538

ELECTRONIC EQUIPMENT & INSTRUMENTS  1.6%
Diebold                                               2,100                   87
AVX                                                   5,700                   56
Ingram Micro, Class A *                               4,500                   56
Vishay Intertechnology *                              4,631                   52
Tech Data *                                           1,800                   49
Amphenol, Class A *                                   1,200                   46
Arrow Electronics *                                   3,500                   45
Avnet *                                               3,296                   36

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Varian *                                              1,200            $      34
Anixter International *                               1,200                   28
FLIR Systems *                                          500                   24
Littelfuse *                                          1,300                   22
Analogic                                                400                   20
KEMET *                                               2,300                   20
Newport *                                             1,550                   19
Technitrol                                            1,200                   19
Park Electrochemical                                  1,000                   19
Photon Dynamics **                                      800                   18
Itron *                                                 900                   17
Benchmark Electronics *                                 600                   17
Identix **                                            3,274                   17
Scansource **                                           300                   15
Global Imaging Systems *                                800                   15
Teledyne Technologies *                                 900                   14
Electro Scientific Industries *                         700                   14
Veeco **                                              1,129                   13
Coherent *                                              650                   13
Coors Tek *                                             500                   13
Trimble Navigation *                                  1,000                   13
LSI Industries                                          900                   12
Planar Systems *                                        600                   12
OSI Systems *                                           700                   12
Pioneer-Standard Electronics *                        1,200                   11
Plexus *                                              1,160                   10
BEI Technologies                                        900                   10
MTS Systems                                           1,000                   10
Methode Electronics, Class A                            900                   10
Isco                                                  1,200                   10
X-Rite                                                1,300                    9
California Amplifier **                               1,800                    9
Excel Technology *                                      500                    9
CTS                                                   1,100                    9
Lo-Jack *                                             1,700                    8
Intermagnetics General *                                408                    8
Artesyn Technologies *                                2,000                    8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Panavision **                                         1,700            $       7
Trans-Lux Corporation                                 1,300                    7
LeCroy *                                                600                    7
Zygo *                                                  900                    6
Zomax *                                               1,400                    6
Surebeam, Class A **                                  1,431                    6
Nu Horizons Electronics *                             1,000                    6
Somera Communications **                              1,900                    5
Sypris Solutions *                                      500                    5
Merix **                                                600                    5
Research Frontiers **                                   600                    5
Keithley Instruments                                    400                    5
Rogers *                                                200                    4
Maxwell Technologies **                                 700                    4
Cyberoptics *                                           850                    4
OYO Geospace *                                          500                    4
Sirenza *                                             1,800                    3
TTM Technologies *                                      900                    3
Pemstar **                                            1,200                    3
Acacia Technologies **                                1,020                    2
EPlus *                                                 300                    2
Reptron Electronics **                                2,400                    2
CombiMatrix **                                          569                    2
                                                                           1,071

INTERNET SOFTWARE & SERVICES  1.2%
VeriSign *                                            7,488                   60
Overture Services *                                   1,800                   49
Expedia, Class A *                                      700                   47
Internet Security Systems *                           1,950                   36
PEC Solutions **                                      1,100                   33
Earthlink **                                          5,820                   32
DoubleClick *                                         4,892                   28
Hotels.Com **                                           500                   27
United Online *                                       1,700                   27
Webex Communications **                               1,600                   24
webMethods **                                         2,608                   21
Ariba **                                              8,600                   21
Websense *                                              900                   19

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

FNIS **                                               1,100            $      19
RealNetworks *                                        4,900                   19
CNET Networks *                                       6,871                   19
Neoforma.com **                                       1,500                   18
Lendingtree **                                        1,300                   17
Digital River **                                      1,300                   16
NetRatings *                                          1,900                   14
Infospace.com **                                      1,485                   13
S1 *                                                  2,800                   12
Multex.com *                                          2,700                   11
MarketWatch.com **                                    2,200                   11
Openwave Systems *                                    5,363                   11
TippingPoint Technologies *                           1,100                   10
Interwoven *                                          4,000                   10
Register.com *                                        2,100                    9
CMGI **                                               9,268                    9
Avenue A *                                            3,100                    9
Stellent *                                            2,000                    9
FreeMarkets **                                        1,350                    9
MatrixOne *                                           2,000                    9
Modem Media, Class A **                               3,200                    8
Digitas *                                             2,400                    8
Digital Insight *                                       931                    8
Vignette *                                            6,448                    8
TriZetto Group *                                      1,200                    7
ParthusCeva *                                         1,200                    7
OneSource Information Services *                        900                    7
Opsware **                                            3,900                    7
Netegrity *                                           2,050                    7
Akamai Technologies **                                3,778                    7
SeeBeyond Technology Corporation *                    2,500                    6
Retek *                                               2,145                    6
I-many *                                              4,100                    6
Allscripts Heathcare *                                2,000                    5
Chordiant Software **                                 2,920                    4
iManage *                                             1,100                    3
Interland **                                          2,700                    3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Vitria Technology *                                   4,200            $       3
Broadvision **                                          788                    3
Tumbleweed Communications **                          1,700                    3
Kana Communications *                                   767                    1
Commerce One **                                         492                    1
America Online Latin America, Class A *               2,400                    1
                                                                             797

IT CONSULTING & SERVICES  1.2%
Affiliated Computer Services, Class A *               4,100                  216
Acxiom *                                              2,800                   43
Anteon International *                                1,500                   36
BearingPoint *                                        5,000                   34
Perot Systems, Class A *                              3,000                   32
CACl International, Class A *                           800                   28
Keane *                                               2,960                   27
Gartner Group, Class B *                              2,400                   23
Cognizant Technology Solutions, Class A **              300                   22
Titan *                                               2,049                   21
American Management Systems *                         1,600                   19
Manhattan Associates **                                 800                   19
Syntel *                                                800                   17
Startek *                                               600                   17
ProQuest **                                             800                   16
Renaissance Learning **                                 800                   15
CIBER *                                               2,800                   14
MPS Group *                                           2,600                   14
CoStar Group *                                          700                   13
Igate Capital *                                       4,500                   12
Edgewater Technology *                                2,367                   11
Computer Horizons *                                   3,300                   11
Bell Microproducts **                                 1,900                   11
InterCept Group **                                      600                   10
Tier Technologies, Class B *                            600                   10
National Wireless Holdings *                            600                    9
Integral Systems *                                      400                    8
Forrester Research *                                    500                    8
Inforte *                                             1,000                    8
Health Management Systems *                           2,000                    7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands


SkillSoft ADR *                                       2,603            $       7
ProBusiness Services **                                 600                    6
Technology Solutions *                                5,200                    6
Safeguard Scientifics *                               3,400                    5
AnswerThink *                                         1,700                    4
Verso Technology *                                    7,900                    4
Management Network Group *                            2,600                    4
Netguru *                                             2,400                    3
Sykes Enterprises *                                     700                    2
                                                                             772

OFFICE ELECTRONICS  0.1%
Zebra Technologies, Class A *                           900                   52
Ikon Office Solutions                                 4,300                   31
Metrologic Instruments *                              1,500                   11
Gerber Scientific *                                   1,700                    7
                                                                             101

SEMICONDUCTOR EQUIPMENT & PRODUCTS  2.4%
Microchip Technology                                  6,249                  153
Agere Systems, Class A *                             46,600                   67
Intersil Holding, Class A *                           4,120                   57
Lam Research *                                        4,150                   45
MEMC Electronic Materials *                           5,900                   45
Integrated Circuit Systems *                          2,400                   44
RF Micro Devices **                                   5,500                   40
Fairchild Semiconductor, Class A *                    3,510                   38
International Rectifier *                             2,000                   37
Skyworks Solutions **                                 4,100                   35
Atmel *                                              13,600                   30
Cabot Microelectronics *                                632                   30
Cymer **                                                900                   29
Silicon Laboratories **                               1,500                   29
Rambus **                                             4,080                   27
MKS Instruments **                                    1,600                   26
Lattice Semiconductor *                               2,940                   26
Semtech *                                             2,300                   25
GlobeSpan *                                           5,428                   24
Varian Semiconductor Equipment *                      1,000                   24
Integrated Device Technology *                        2,800                   23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Micrel **                                             2,580            $      23
Cypress Semiconductor *                               3,900                   22
Cognex *                                              1,200                   22
Power Integrations *                                  1,300                   22
Entegris *                                            2,100                   22
Amkor Technology **                                   4,500                   21
Actel *                                               1,200                   19
Omnivision Technologies **                            1,400                   19
ATMI **                                               1,000                   19
Exar *                                                1,400                   17
Monolithic Systems Technology **                      1,400                   17
Zoran **                                              1,200                   17
FEI *                                                 1,100                   17
Credence Systems *                                    1,800                   17
Siliconix *                                             700                   16
TriQuint Semiconductor *                              3,780                   16
Mykrolis *                                            2,000                   15
Axcelis Technologies *                                2,600                   15
DSP Group *                                             900                   14
Advanced Energy Industries **                         1,100                   14
Artisan Components *                                    900                   14
Brooks-Pri Automation **                              1,164                   13
Vitesse Semiconductor *                               6,100                   13
Cohu                                                    900                   13
Kulicke & Soffa *                                     2,300                   13
Silicon Image *                                       2,100                   13
Conexant Systems *                                    7,500                   12
Chippac, Class A *                                    3,300                   12
DuPont Photomasks *                                     500                   12
Photronics **                                           810                   11
Oak Technology *                                      4,100                   11
Silicon Storage Technology *                          2,600                   10
Microsemi *                                           1,700                   10
Kopin *                                               2,600                   10
Virage Logic **                                       1,000                   10
ON Semiconductor *                                    7,300                   10
Rudolph Technologies **                                 500                   10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Cirrus Logic *                                        3,300            $      10
Asyst Technology **                                   1,200                    9
ESS Technology **                                     1,400                    9
PDF Solutions **                                      1,200                    8
Novellus Systems *                                      290                    8
Semitool *                                            1,300                    8
Helix Technology                                        700                    8
LTX **                                                1,200                    7
Integrated Silicon Solution *                         1,600                    7
Pixelworks **                                         1,200                    7
Ultratech Stepper *                                     700                    7
Pericom Semiconductor *                                 800                    7
MIPS Technologies **                                  2,100                    6
Three-Five Systems **                                   950                    6
Microtune *                                           1,800                    6
Alliance Semiconductor *                              1,400                    5
Amtech Systems *                                      1,600                    5
Transmeta *                                           4,200                    5
Aehr Test Systems *                                   1,600                    4
Mattson Technology **                                 1,513                    4
Celeritek *                                             600                    4
Sipex *                                               1,000                    4
ANADIGICS **                                          1,195                    3
EMCORE **                                             1,240                    3
PLX Technology *                                        500                    2
FSI International *                                     400                    2
Electroglas **                                        1,100                    2
Nanometrics **                                          400                    2
TranSwitch *                                          2,100                    1
Therma-Wave *                                         1,000                    1
Multilink Technologies, Class A **                      240                    1
                                                                           1,576

SOFTWARE  3.0%
Symantec *                                            4,320                  175
BEA Systems *                                        12,300                  141
Synopsys *                                            2,433                  112
Cadence Design Systems *                              8,477                  100
Network Associates *                                  4,872                   78

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Fair, Issac and Company *                             1,670            $      71
Reynolds & Reynolds, Class A                          2,000                   51
National Instruments *                                1,400                   46
TIBCO Software *                                      7,150                   44
J. D. Edwards *                                       3,900                   44
Sybase *                                              3,072                   41
Factset Research Systems                              1,200                   34
Jack Henry & Associates                               2,700                   33
Borland Software *                                    2,500                   31
Kronos *                                                800                   30
Quest Software **                                     2,800                   29
Take-Two Interactive Software *                       1,200                   28
Red Hat **                                            4,700                   28
Macromedia *                                          2,510                   27
Activision **                                         1,800                   26
Hyperion Solutions *                                  1,000                   26
SERENA Software *                                     1,500                   24
NetIQ **                                              1,658                   21
Verity *                                              1,400                   19
Barra *                                                 600                   18
Progress Software *                                   1,400                   18
Ascential Software *                                  7,500                   18
Radiant Systems *                                     1,850                   18
Informatica *                                         3,000                   17
Documentum *                                          1,100                   17
Agile Software *                                      2,100                   16
Legato Systems *                                      3,181                   16
FileNet *                                             1,300                   16
THQ **                                                1,125                   15
Radisys *                                             1,800                   14
Ultimate Software Group *                             3,900                   13
MICROS Systems *                                        600                   13
Mentor Graphics *                                     1,700                   13
i2 Technologies *                                    11,566                   13
Vastera **                                            2,300                   13
E.piphany *                                           3,040                   13
RSA Security *                                        2,050                   12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Advent Software *                                       900            $      12
ScanSoft **                                           2,300                   12
Verisity **                                             600                   11
Wind River Systems *                                  2,776                   11
Digimarc *                                            1,000                   11
MRO Software *                                          900                   11
Sonicwall **                                          2,900                   11
Ulticom *                                             1,400                   11
MAPICS *                                              1,500                   10
Speechworks International *                           3,700                   10
SPSS *                                                  700                   10
Dendrite International *                              1,300                   10
Datastream *                                          1,500                   10
WatchGuard Technologies **                            1,500                   10
EPIQ Systems *                                          600                    9
Transaction Systems Architects, Class A *             1,400                    9
Bottomline Technologies **                            1,500                    9
Captaris *                                            3,600                    9
Micromuse *                                           2,260                    9
Ansoft *                                              1,400                    9
AuthentiDate Holding **                               2,800                    9
Entrust Technologies **                               2,500                    8
Embarcadero **                                        1,400                    8
Secure Computing **                                   1,300                    8
SeaChange International *                             1,300                    8
JDA Software Group **                                   800                    8
Timberline Software                                   1,300                    8
MapInfo *                                             1,375                    8
Insignia Systems **                                     700                    7
Inet Technologies *                                   1,200                    7
DocuCorp International, Class A **                    1,100                    7
Catapult Communications *                               600                    7
MSC Software **                                         900                    7
Phoenix Technologies *                                1,200                    7
Synplicity *                                          1,800                    7
Magma Design Automation **                              700                    7
Pegasystems *                                         1,300                    7
Inktomi *                                             4,000                    6
Ansys **                                                300                    6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

Systems & Computer Technology *                         700            $       6
TALX Corporation *                                      440                    6
Epicor Software *                                     4,400                    6
NetScout Systems *                                    1,200                    5
Nuance Communications *                               2,100                    5
Manugistics Group **                                  2,000                    5
Actuate *                                             2,700                    5
Lawson Software *                                       800                    5
Liberate Technologies **                              3,150                    5
Concord Communications *                                500                    5
Infogrames *                                          2,400                    4
Practiceworks **                                        525                    4
Quality Systems *                                       200                    4
QRS *                                                   600                    4
Moldflow *                                              500                    4
Portal Software *                                     4,300                    3
Numerical Technologies *                              1,000                    3
Sanchez Computer Associates *                         1,200                    3
NEON Systems *                                        1,200                    3
NYFIX *                                                 750                    3
PLATO Learning *                                        566                    3
Caminus Corporation *                                 1,400                    3
Midway Games **                                         779                    3
Tripos *                                                400                    3
Aspen Technology **                                   1,000                    3
Witness Systems *                                       800                    3
ONYX Software *                                       1,700                    3
Indus International *                                 1,600                    3
Viewpoint Corporation **                              1,300                    2
Roxio *                                                 500                    2
Novadigm *                                              900                    2
Mercator Software **                                  1,400                    1
Acclaim Entertainment **                              1,800                    1
OPNET Technologies *                                    100                    1
MetaSolv Software *                                     500                    1
                                                                           1,998
Total Information Technology                                               7,798

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands
MATERIALS  3.6%
CHEMICALS  1.4%
Valspar                                               1,500            $      66
RPM                                                   3,900                   60
Cabot                                                 2,200                   58
Lyondell Chemical                                     4,500                   57
Lubrizol                                              1,600                   49
Albemarle                                             1,600                   45
Scotts, Class A *                                       900                   44
Airgas *                                              2,300                   40
Cytec Industries *                                    1,400                   38
IMC Global                                            3,300                   35
Minerals Technologies                                   800                   35
Ferro                                                 1,300                   32
FMC *                                                 1,100                   30
Valhi                                                 3,600                   30
Georgia Gulf                                          1,200                   28
NL Industries *                                       1,600                   27
A. Schulman                                           1,300                   24
Crompton                                              3,924                   23
Macdermid                                               900                   21
H.B. Fuller                                             720                   19
International Specialty Products *                    1,800                   18
Millennium Chemicals                                  1,900                   18
Olin                                                  1,100                   17
Symyx Technologies *                                  1,350                   17
Lesco *                                               1,200                   17
Solutia                                               4,100                   15
Spartech                                                600                   12
Arch Chemicals                                          650                   12
PolyOne                                               3,000                   12
Terra Nitrogen Com L.P.                               2,000                   12
Nanophase Technologies *                              3,000                    8
W. R. Grace *                                         4,000                    8
OMNOVA Solutions *                                    1,800                    7
CFC International *                                   1,600                    7
Valley National Gases *                               1,200                    7
Calgon Carbon                                           800                    4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

CONSTRUCTION MATERIALS  0.4%
Lafarge                                               2,100            $      69
Martin Marietta Materials                             1,500                   46
Florida Rock Industries                                 950                   36
Centex Construction Products                            700                   25
Texas Industries                                        800                   20
Devcon International *                                2,100                   14
Ameron International                                    150                    8
U.S. Concrete *                                       1,300                    7
                                                                             225

CONTAINERS & PACKAGING  0.7%
Smurfit-Stone Container *                             7,500                  115
Owens-Illinois *                                      5,000                   73
Sonoco Products                                       2,960                   68
Packaging Corp of America *                           3,200                   58
Crown Cork & Seal *                                   6,200                   49
Aptargroup                                            1,300                   41
Greif Bros., Class A                                    900                   21
Silgan Holdings *                                       600                   15
Caraustar *                                           1,200                   11
Rock-Tenn, Class A                                      700                   10
Longview Fibre *                                      1,100                    8
Chesapeake Corp                                         400                    7
Jarden Corporation *                                    200                    5
Graphic Packaging International *                       500                    3
                                                                             484

METALS & MINING  0.8%
Peabody Energy                                        1,800                   53
Meridian Gold **                                      2,700                   47
CONSOL Energy *                                       2,400                   41
Arch Coal                                             1,700                   37
Royal Gold *                                          1,300                   32
Glamis Gold Limited **                                2,800                   32
AK Steel *                                            2,844                   23
Massey                                                2,300                   22
Gibraltar Steel                                       1,100                   21
Steel Dynamics *                                      1,400                   17
Quanex                                                  500                   17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

GrafTech International *                              2,800            $      17
MAXXAM *                                              1,700                   16
USEC                                                  2,500                   15
Commercial Metals                                       900                   15
Northwest Pipe *                                        700                   12
Carpenter Technology                                    800                   10
Cleveland-Cliffs **                                     500                   10
Ryerson Tull                                          1,600                   10
Century Aluminum                                      1,300                   10
NN                                                      900                    9
Steel Technologies                                      500                    8
Westmoreland Coal *                                     700                    8
Stillwater Mining *                                   1,200                    6
Synalloy *                                            1,500                    6
Universal Stainless & Alloy Products *                1,000                    6
Oregon Steel Mills *                                  1,000                    4
                                                                             504

PAPER & FOREST PRODUCTS  0.3%
Bowater                                               1,700                   71
Rayonier                                                800                   36
P.H. Glatfelter                                       1,300                   17
Badger Paper Mills *                                  2,000                   15
Potlatch                                                600                   14
FiberMark *                                           1,800                   14
Deltic Timber                                           500                   13
Wausau-Mosinee Paper                                  1,100                   12
Pope & Talbot                                           700                   10
Buckeye Technologies *                                  600                    4
                                                                             206
Total Materials                                                            2,371

TELECOMMUNICATION SERVICES  0.9%
DIVERSIFIED TELECOMMUNICATION SERVICES  0.4%
Level 3 Communications **                            12,000                   59
Broadwing *                                           7,148                   25
Commonwealth Telephone Enterprises *                    700                   25
Surewest Communications *                               600                   22

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

General Communications *                              2,800            $      19
Infonet Services, Class B *                           8,500                   17
IDT *                                                   900                   15
PTEK Holdings *                                       2,700                   12
Intrado *                                             1,000                   10
Hickory Technology                                    1,000                    9
CT Communications                                       800                    9
D&E Communications                                    1,009                    8
US LEC, Class A **                                    3,000                    7
Time Warner Telecom, Class A **                       3,160                    7
ITXC *                                                1,800                    4
XETA Technologies **                                  1,300                    4
Lynch Interactive **                                    100                    3
Allegiance Telecom **                                 3,300                    2
Alaska Communications Systems Group *                 1,000                    2
McLeodUSA, Class A **                                   961                    1
McLeodUSA Escrow **U                                 16,412                    0
                                                                             260

WIRELESS TELECOMMUNICATION SERVICES  0.5%
Telephone and Data Systems                            1,800                   85
U. S. Cellular **                                     2,700                   67
Nextel Partners, Class A *                            4,600                   28
Price Communications *                                1,934                   27
Crown Castle International *                          6,500                   24
American Tower Systems, Class A **                    4,500                   16
Wireless Facilities *                                 2,000                   12
Triton PCS Holdings, Class A **                       2,700                   11
Centennial Communication, Class A **                  3,500                    9
@Road *                                               2,200                    9
Boston Communications Group *                           600                    8
Aether Systems **                                     1,900                    7
Metro One Telecommunications **                       1,050                    7
EMS Technologies *                                      400                    6
Alamosa Holdings *                                    3,600                    2
                                                                             318
Total Telecommunication Services                                             578

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands
UTILITIES  3.5%
ELECTRIC UTILITIES  1.6%
Potomac Electric Power                                4,900            $      95
Wisconsin Energy                                      3,400                   86
NSTAR                                                 1,615                   72
DPL                                                   4,300                   66
Allete                                                2,700                   61
Puget Energy                                          2,700                   59
Northeast Utilities                                   3,600                   55
OGE Energy                                            3,100                   55
Great Plains Energy *                                 2,100                   48
Hawaiian Electric Industries                            900                   40
WPS Resources *                                       1,000                   39
DQE                                                   2,300                   35
Alliant                                               2,100                   35
Public Service of New Mexico                          1,400                   33
CH Energy Group                                         700                   33
IdaCorp                                               1,100                   27
Black Hills                                           1,000                   26
Otter Tail                                              800                   21
United Illuminating                                     600                   21
Unisource Energy                                      1,100                   19
Cleco                                                 1,200                   17
El Paso Electric *                                    1,400                   15
Florida Public Utilities                              1,033                   15
UNITIL Corp                                             600                   15
Empire District Electronics                             800                   15
Madison Gas & Electric                                  500                   13
Central Vermont Public Service                          600                   11
                                                                           1,027

GAS UTILITIES  0.6%
Kinder Morgan Management                              1,300                   41
Piedmont Natural Gas Company                          1,000                   35
AGL Resources                                         1,400                   34
Washington Gas & Light                                1,400                   33

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

UGI                                                     700            $      26
TC Pipelines                                          1,000                   26
New Jersey Resources                                    800                   25
Southern Union                                        1,499                   25
Atmos Energy                                            900                   21
Northwest Natural Gas                                   700                   19
Cascade Natural Gas                                     900                   18
Chesapeake Utilities                                    800                   15
Laclede Gas                                             600                   15
Southwest Gas                                           600                   14
Southwestern Energy *                                 1,200                   14
RGC Resources                                           700                   13
SEMCO Energy *                                        2,100                   13
South Jersey Industries                                 300                   10
NUI *                                                   400                    7
                                                                             404

MULTI-UTILITIES & UNREGULATED POWER  1.0%
Energy East                                           4,500                   99
SCANA                                                 3,110                   96
Equitable Resources                                   2,200                   77
Questar                                               2,500                   70
National Fuel Gas Company                             2,800                   58
MDU Resources Group                                   2,200                   57
Vectren                                               1,799                   41
ONEOK                                                 2,100                   40
Energen                                               1,100                   32
Reliant Resources *                                   8,900                   29
Westar Energy                                         2,200                   22
Sierra Pacific Resources *                            2,500                   16
Baycorp *                                             1,100                   16
Avista                                                1,000                   12
Aquila                                                5,488                   10
NorthWestern *                                        1,800                    9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                 Shares/Par                Value
                                                                    In thousands

WATER UTILITIES  0.3%
American Water Works                                  2,900            $     132
Philadelphia Suburban                                 2,481                   51
Connecticut Water Service                               650                   16
California Water Service Group                          400                   10
                                                                             209

Total Utilities                                                            2,324
Total Common Stocks (Cost  $86,485)                                       64,244

SHORT-TERM INVESTMENTS  4.1%
U.S. GOVERNMENT OBLIGATIONS/AGENCIES  0.5%
U.S. Treasury Bills, 1.25%, 5/22/03 **              300,000                  299
                                                                             299
MONEY MARKET FUND  3.6%
T. Rowe Price Reserve Investment
  Fund, 1.53% #                                   2,421,295                2,421
                                                                           2,421

Total Short-Term Investments (Cost  $2,720)                                2,720

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                                           Value
                                                                    In thousands

TOTAL INVESTMENTS IN SECURITIES
100.5% of Net Assets (Cost $8                                         $  66,964

FUTURES CONTRACTS
                                                      Contract    Unrealized
                                          Expiration     Value   Gain (Loss)
                                          ----------  --------   -----------
                                                         In thousands

Long, 7 S&P Mid Cap 400 Stock
Index contracts,$85,000 of
U.S. Treasury Bills
pledged as initial margin                      3/03    $ 1,505      $   (33)

Long, 5 Russell 2000 Stock
Index contracts,
$70,000 of U.S. Treasury Bills
pledged as initial margin                      3/03    $   958      $   (16)

Net payments (receipts) of variation
margin to date                                                               58

Variation margin receivable (payable)
on open futures contracts                                                     9

Other Assets Less Liabilities                                              (315)

NET ASSETS                                                            $  66,658

#    Seven-day yield
*    Non-income producing
*    All or a portion of this  security  is on loan at  December  31, 2002 - See
     Note 2
** All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2002 a Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $2 and represents 0.0% of net assets
U    Security valued by the Fund's Board of Directors
ADR  American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2002
STATEMENT OF ASSETS AND LIABILITIES
In thousands

ASSETS
Investments in securities, at value (cost $89,205)                    $   66,964
Securities lending collateral                                              8,365
Other assets                                                                 160
Total assets                                                              75,489

LIABILITIES
Obligation to return securities lending collateral                         8,365
Other liabilities                                                            466
Total liabilities                                                          8,831

NET ASSETS                                                            $   66,658

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                            $       30
Undistributed net realized gain (loss)                                  (17,410)
Net unrealized gain (loss)                                              (22,290)
Paid-in-capital applicable to 8,395,526 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       106,328

NET ASSETS                                                            $   66,658

NET ASSET VALUE PER SHARE                                             $     7.94
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
In thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/02
INVESTMENT INCOME (LOSS)
Income
  Dividend                                                            $     694
  Interest                                                                   74
  Securities lending                                                         44
  Other                                                                       7
  Total income                                                              819
Expenses
  Investment management and administrativ                                   287
Net investment income (loss)                                                532

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                             (8,298)
  Futures                                                                  (618)
  Net realized gain (loss)                                               (8,916)
Change in net unrealized gain (loss)
  Securities                                                             (5,974)
  Futures                                                                  (110)
  Change in net unrealized gain (loss)                                   (6,084)
Net realized and unrealized gain (loss)                                 (15,000)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ (14,468)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                              Year
                                                             Ended
                                                          12/31/02      12/31/01
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                          $     532     $     723
  Net realized gain (loss)                                 (8,916)       (8,633)
  Change in net unrealized gain (loss)                     (6,084)         (227)
  Increase (decrease) in net assets from operations       (14,468)       (8,137)

Distributions to shareholders
  Net investment income                                      (502)         (736)
  Net realized gain                                             -        (1,330)
  Decrease in net assets from distributions                  (502)       (2,066)
Capital share transactions *
  Shares sold                                              29,945         37,434
  Distributions reinvested                                    483          1,997
  Shares redeemed                                         (26,132)      (38,221)
  Redemption fees received                                      1             2
  Increase (decrease) in net assets from capital
  share transactions                                        4,297         1,212

NET ASSETS

Increase (decrease) during period                         (10,673)       (8,991)
Beginning of period                                        77,331        86,322

END OF PERIOD                                           $  66,658     $  77,331

*Share information
    Shares sold                                             3,370         3,746
    Distributions reinvested                                   61           211
    Shares redeemed                                        (2,953)       (3,801)
    Increase (decrease) in shares outstanding                 478           156

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT  ACCOUNTING  POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Completion Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

     REDEMPTION FEES A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS During the year ended December 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2002, the value of loaned securities was $7,855,000; aggregate collateral consisted of $8,365,000 in the securities lending collateral pool and government securities valued at $4,000.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

        OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $20,394,000 and $14,414,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended December 31, 2002 totaled $502,000 and were characterized as ordinary income for tax purposes. At December 31, 2002, the tax-basis components of net assets were as follows:

     Unrealized appreciation                                      $  10,011,000
     Unrealized depreciation                                        (32,519,000)
     Net unrealized appreciation (depreciation)                     (22,508,000)
     Undistributed ordinary income                                       49,000
     Capital loss carryforwards                                     (17,211,000)
     Paid-in capital                                                106,328,000

     Net assets                                                   $  66,658,000

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $267,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $8,452,000 of capital loss carryforwards that expire in 2009, and $8,759,000 that expire in 2010.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

     At December 31, 2002, the cost of investments for federal income tax purposes was $89,423,000.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2002, $57,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $66,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF T. ROWE PRICE INDEX TRUST, INC.
AND SHAREHOLDERS OF T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising
     T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 2003

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/02

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For corporate shareholders, $334,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS                    BLENDED ASSET FUNDS       MONEYMARKET FUNDS
DOMESTIC                         (CONTINUED)             TAXABLE
Blue Chip Growth*              Retirement 2020           Prime Reserve
Capital Appreciation           Retirement 2030           Summit Cash Reserves
Capital Opportunity            Retirement 2040           U.S. Treasury Money
Developing Technologies        Retirement Income         TAX-FREE
Diversified Small-Cap          Tax-Efficient Balanced    California Tax-Free
  Growth                                                   Money
Dividend Growth                BOND FUNDS                Maryland Tax-Free Money
Equity Income*                 DOMESTIC TAXABLE          New York Tax-Free Money
Equity Index 500               Corporate Income          Summit Municipal Money
Extended Equity                GNMA                        Market
  Market Index                 High Yield*               Tax-Exempt Money
Financial Services             Inflation Protected Bond
Growth & Income                New Income*               INTERNATIONAL/
Growth Stock*                  Short-Term Bond             GLOBAL FUNDS
Health Sciences                Spectrum Income           STOCK
Media & Telecommunications     Summit GNMA               Emerging Europe &
Mid-Cap Growth*                U.S. Bond Index             Mediterranean
Mid-Cap Value*                 U.S. Treasury             Emerging Markets Stock
New America Growth               Intermediate            European Stock
New Era                        U.S. Treasury Long-Term   Global Stock
New Horizons                                             Global Technology
Real Estate                    DOMESTIC TAX-FREE         International Discovery
Science & Technology*          California Tax-Free Bond  International Equity
Small-Cap Stock*               Florida Intermediate        Index
Small-Cap Value*                 Tax-Free                International Growth &
Spectrum Growth                Georgia Tax-Free Bond       Income*
Tax-Efficient Growth           Maryland Short-Term       International Stock*
Tax-Efficient                    Tax-Free Bond           Japan
  Multi-Cap Growth             Maryland Tax-Free Bond    Latin America
Total Equity Market Index      New Jersey Tax-Free Bond  New Asia
Value*                         New York Tax-Free Bond    Spectrum International
                               Summit Municipal Income
BLENDED ASSET FUNDS            Summit Municipal          BOND
Balanced                         Intermediate            Emerging Markets Bond
Personal Strategy Balanced     Tax-Free High Yield       International Bond*
Personal Strategy Growth       Tax-Free Income*
Personal Strategy Income       Tax-Free Intermediate
Retirement 2010                  Bond
                               Tax-Free Short-
                                 Intermediate
                               Virginia Tax-Free Bond

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+    Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
     including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202                                          F24-050  12/31/02